                        THE NAVELLIER PERFORMANCE FUNDS

     The Navellier Performance Funds (the "Fund") is an open-end management investment company which offers its shares in a series of no load non-diversified and diversified portfolios. The Fund is presently offering its shares in three Portfolios: the Navellier Aggressive Growth Portfolio ("Aggressive Growth") - a non-diversified open-end management company portfolio (See p. 7); the Navellier Mid Cap Growth Portfolio ("Mid Cap Growth"), a diversified open-end management company portfolio investing in mid cap growth securities (See p. 7); and the Navellier Aggressive Small Cap Portfolio ("Aggressive Small Cap"), a diversified open-end management company portfolio investing in small cap growth securities (See p. 8). Additional non-diversified or diversified portfolios may be added to the Fund in the future. There can be no assurance that the Portfolios of the Fund will achieve their investment objectives.

     This Prospectus sets forth concisely the information about the Fund that a prospective investor should know before investing and should be read and retained for future reference.

     A Statement of Additional Information about the Fund has been filed with the Securities and Exchange Commission and is available upon request and without charge by calling or writing The Navellier Performance Funds c/o Navellier Securities Corp., One East Liberty, Third Floor, Reno, Nevada 89501; Telephone:
1-800-887-8671. The Statement of Additional Information bears the same date as this Prospectus and is incorporated by reference into this Prospectus in its entirety.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     NO DEALER, SALESMAN, OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND, ITS INVESTMENT ADVISER, OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY STATE TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER IN SUCH STATE.

                       Distributor and Sales Information
                       ---------------------------------

                           Navellier Securities Corp.
                         One East Liberty, Third Floor
                               Reno, Nevada 89501
                                 1-800-887-8671


                The date of this Prospectus is November 26, 1996

                               TABLE OF CONTENTS

SHAREHOLDER TRANSACTION EXPENSES
     AND ANNUAL FUND OPERATING EXPENSES.....    1

SUMMARY.....................................    5

INVESTMENT OBJECTIVES AND POLICIES..........    7

SPECIAL INVESTMENT METHODS AND RISKS........   10

INVESTMENT RESTRICTIONS.....................   11

RISK FACTORS................................   12

PERFORMANCE.................................   15

MANAGEMENT OF THE FUND......................   17

EXPENSES OF THE FUND........................   19

REPORTS AND INFORMATION.....................   21

DESCRIPTION OF SHARES.......................   22

DIVIDENDS AND DISTRIBUTIONS.................   23

TAXES.......................................   24

PURCHASE AND PRICING OF SHARES..............   26

REDEMPTION OF SHARES........................   29

CERTAIN SERVICES PROVIDED TO SHAREHOLDERS...   32

ADDITIONAL INFORMATION......................   33

ASSENT TO TRUST INSTRUMENT..................   34


                        SHAREHOLDER TRANSACTION EXPENSES
                       AND ANNUAL FUND OPERATING EXPENSES

                                                       NAVELLIER    NAVELLIER     NAVELLIER
                                                      AGGRESSIVE     MID CAP     AGGRESSIVE
                                                        GROWTH        GROWTH      SMALL CAP
                                                       PORTFOLIO    PORTFOLIO     PORTFOLIO
                                                      -----------   ----------   -----------
SHAREHOLDER TRANSACTION EXPENSES/1/
--------------------------------

Maximum Sales Load Imposed on Purchases
   (as a percentage of offering price).............        0%           0%            0%
Maximum Sales Load Imposed on
   Reinvested  Dividends...........................      None         None          None
Redemption Fees....................................      None         None          None
Exchange Fee/3/....................................      0-$5         0-$5          0-$5

ANNUAL FUND OPERATING EXPENSES
------------------------------
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
---------------------------------------

Management Fees/4/.................................     1.25%        1.25%         1.15%
12b-1 Fees/2/......................................     0.25%        0.25%         None
Other Expenses/5/ (after waivers)..................     0.50%        0.50%         0.40%
                                                        ----         ----          ----
Total Fund Operating Expenses/6/ (after waivers)...     2.00%        2.00%         1.55%
-----------------------                                 ====         ====          ====

  /1/ The above table of fees and other expenses is provided to assist you in understanding the various potential costs and expenses that an investor in the Fund may bear directly or indirectly since the Fund has an operating history of less than one year. The Investment Adviser may, but is under no obligation to, reimburse the Fund's expenses now or in the future. The Navellier Aggressive Growth Portfolio has been in existence and has an operating history beginning December 28, 1995. Neither the Navellier Mid Cap Growth Portfolio or the Navellier Aggressive Small Cap Portfolio have any operating history.

  /2/ The Aggressive Growth Portfolio, and the Mid Cap Growth Portfolio do not charge an initial sales load but do pay an annual 0.25% 12b-1 fee to the distributor or brokers who have signed a selling agreement with the Fund. The applicable Portfolio of the Fund pays these brokers or the distributor annually 0.25% of the value of the assets of the applicable Portfolio of the Fund which were obtained by said broker or distributor. The fee is paid to the broker or distributor for continuous personal services and distribution services by such broker or distributor to investors in the applicable Portfolio. Investors may also be charged a transaction fee if they effect transactions in fund shares through a broker or agent. Long-term shareholders in the Fund may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers ("NASD"). There is no 12b-1 fee charged to shareholders of the Navellier Aggressive Small Cap Portfolio.

  /3/  Shares of the Aggressive Growth Portfolio or the Mid Cap Growth
Portfolio may be exchanged for shares of each other at net asset value without charge (up to five (5) exchanges per account). There is a charge of $5 per exchange thereafter. Shares of the Navellier Aggressive Small Cap Portfolio can be exchanged for shares of the Aggressive Growth Portfolio or the Mid Cap Growth Portfolio at net asset value without charge (up to five (5) exchanges per account) but shares of those Portfolios cannot be exchanged for shares of the Aggressive Small Cap Portfolio.

  /4/ Represents the advisory fee paid to Navellier Management, Inc. (See "Expenses of the Fund - Compensation of the Investment Adviser".)

  /5/ Since the Mid Cap Growth and Aggressive Small Cap Portfolios have no operating history, these 0.50% and 0.40% figures represent an estimate of other expenses of the Portfolios respectively. Before the Investment Advisor waived reimbursement of costs advanced, "Other Expenses" of the Aggressive Growth Portfolio were 0.87% of the Portfolio's average net assets. The Investment Advisor has agreed to waive reimbursement of all further operating expenses for the Aggressive Growth Portfolio advanced by it in excess of a 2% operating expense ratio for the fiscal year ended December 31, 1996.

  /6/ This includes the annual 0.25% 12b-1 fee for the Aggressive Growth Portfolio and the Mid Cap Growth Portfolio (there is no 12b-1 fee for the Aggressive Small Cap Portfolio), which has the effect of increasing annual operating expenses. Before waiver of reimbursement of costs advanced, "Total Fund Operating Expenses" of the Aggressive Growth Portfolio were 2.37% of average net assets. The Investment Advisor has agreed to waive reimbursement of all further operating expenses for the Aggressive Growth Portfolio advanced by it in excess of a 2% operating expense ratio for the fiscal year ended December 31, 1996.

EXAMPLES:

The following example indicates the direct and indirect expenses an investor (maintaining an average annual investment of $1,000) could expect to incur in a single year, and three-year period respectively:

                       Navellier    Navellier   Navellier
                       Aggressive    Mid Cap    Aggressive
                         Growth      Growth     Small Cap
                       Portfolio    Portfolio   Portfolio
                       ----------   ---------   ----------
One-Year.............  $21          $21         $21
Three-Year...........  $64          $64         $64

The foregoing examples assume (a) that an investor maintains an average of $1,000 invested in the Portfolio; (b) no sales load; (c) a 5% annual return; (d) percentage amounts listed above for Annual Fund Operating Expenses remain constant (for all periods shown above); (e) reinvestment of all dividends and distributions; and (f) no exchanges between Portfolios.

  THE EXAMPLES SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES OF EACH PORTFOLIO OF THE FUND MAY BE GREATER OR LESS THAN THOSE SHOWN ABOVE.

                              FINANCIAL HIGHLIGHTS

  The following table sets forth financial history for the Aggressive Growth Portfolio. The distribution of Aggressive Growth Portfolio Shares commenced on December 28, 1995.

  There is no financial history for the Mid Cap Growth Portfolio or for the Aggressive Small Cap Portfolio.

  Deloitte & Touche LLP, the Fund's independent accountants, has audited the information for the period December 28, 1995 - December 31, 1995. The financial information for the period January 1, 1996 - June 30, 1996 is unaudited. The report for the first six months of 1996 is included in the Semi-Annual Report of the Fund. The report is available upon request and is incorporated by reference into the Statement of Additional Information.

                                           NAVELLIER AGGRESSIVE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                                              Unaudited           Audited
                                                             For the Six          For the
                                                            Months Ended        Period Ended
                                                            June 30, 1996    December 31, 1995*
                                                            -------------    -----------------
Per Share Operating Performance:
 Net Asset Value - Beginning of Period                         $  9.99           $ 10.00
                                                               -------           -------

 Income from Investment Operations:
 Net Investment Income (Loss)                                   (0.081)            0.002
 Net Realized and Unrealized Gains (Losses) on Securities        3.141            (0.008)
                                                               -------           -------

  Total from Investment Operations                               3.060            (0.006)
                                                               -------           -------

 Distributions to Shareholders:
 From Net Investment Income                                          -                 -
 From Net Realized Capital Gains                                     -                 -
                                                               -------           -------

  Total Distributions to Shareholders                                -                 -
                                                               -------           -------

 Net Increase (Decrease) in Net Asset Value                       3.06             (0.01)
                                                               -------           -------

 Net Asset Value - End of Period                               $ 13.05           $  9.99
                                                               =======           =======

Total Investment Return/1/                                       30.63%           (0.10)%

---------------------
/1/ Total returns for periods of less than one year are not annualized.

--------------------------------------------------------------------------------

                                                              Unaudited           Audited
                                                              For the Six         For the
                                                             Months Ended       Period Ended
                                                             June 30, 1996    December 31, 1995*
                                                             -------------    -----------------
Ratios to Average Net Assets:

 Expenses After Reimbursement/2/,/3/                               2.00%              2.00%
 Expenses Before Reimbursement/2/,/3/                              2.37%             27.25%
 Net Investment Income (Loss)/2/                                  (1.27)%             2.59%

Supplementary Data:
 Portfolio Turnover Rate                                            33.2%                 -
 Net Assets at End of Period (000's omitted)                     $80,225             $  300
 Number of Shares Outstanding at End of
   Period (000's omitted)                                          6,149                 30
 Average Commission Rate Paid Per Share/4/                     4.2 cents             ______


---------------------
* From Commencement of Operations December 28, 1995.

/2/  Annualized.

/3/ The Aggressive Growth Portfolio has only been in existence since December 28, 1995. During the three days it was in existence during 1995, it had substantial start-up expenses in relation to the small amount of total initial investments in the Portfolio during those first three days and therefore would have had an operating expense ratio of 27.25% for that three day period if the Investment Advisor had not agreed to waive reimbursement of operating expenses which it had advanced during that period. The Investment Advisor was entitled to reimbursement of costs advanced during that three day period but agreed to waive reimbursement which resulted in an actual operating expense ratio for 1995 of 2%.
  During the six month period ended June 30, 1996, the Aggressive Growth Portfolio had operating expenses of 2% after the Investment Advisor agreed to waive reimbursement of $49,577.00 of expenses advanced. If the Investment Advisor had not waived reimbursement of such amounts, the operating expense ratio during that six month period would have been 2.37%.
  The Mid Cap Growth Portfolio is a newly created Portfolio which commenced operations November 26, 1996 and therefore had no operating expenses and had no waiver of expense reimbursement.
  The Aggressive Small Cap Portfolio is a newly created Portfolio which commenced operations November 26, 1996 and therefore had no operating expenses and had no waiver of expense reimbursement.

/4/ The average commission paid for securities purchased during the period 01/01/96 to 06/30/96 was 4.2 cents per share. Commissions are paid for listed trades, soft dollar trades or trades on crossing networks (i.e. Instinet).

                                    SUMMARY

     This Prospectus sets forth concisely the information about the Fund that a prospective investor should know before investing and should be read and retained for future reference. Each of the Portfolios of the Fund is designed for long term investors and not as trading vehicles and are not intended to present a complete investment program for the investor. An investment in any of the Portfolios of the Fund involves certain speculative considerations; see "Risk Factors". The Aggressive Growth Portfolio employs an aggressive investment strategy that has the potential for yielding high returns. However, share prices of the Aggressive Growth Portfolio may also experience substantial fluctuations including declines so that your shares may be worth less than when you originally purchased them. The Aggressive Growth Portfolio seeks long term growth, does not attempt to maintain a balanced Portfolio, and its performance may fluctuate due to the possibility of greater investment of the Portfolio's assets in a single issuer. (See p. 7 for greater detail.)

     The Mid Cap Growth and the Aggressive Small Cap Portfolios also employ aggressive investment strategies and can experience substantial fluctuations, including declines, so that shares may be worth less than when originally purchased. However, because these Portfolios can only invest up to 5% of their assets in the securities of any single issuer, in theory they should not pose as great a risk of fluctuation as the Aggressive Growth Portfolio, although there can be no such assurance (See pp. 7 for greater detail).

     A Statement of Additional Information about the Fund has been filed with the Securities and Exchange Commission and is available upon request and without charge by calling or writing The Navellier Performance Funds c/o Navellier Securities Corp., One East Liberty, Third Floor, Reno, Nevada 89501; Telephone:
1-800-887-8671. The Statement of Additional Information bears the same date as this Prospectus and is incorporated by reference into this Prospectus in its entirety.

INVESTMENT ADVISER

     Navellier Management, Inc. (the "Investment Advisor") administers the assets of each of the existing three Portfolios of the Fund and determines which securities will be selected as investments for each of the existing Portfolios of the Fund. Louis Navellier, the President and CEO of the Investment Advisor, refined the Modern Portfolio Theory investment strategy which is applied in managing the assets of each Portfolio. He sets the strategies and guidelines for each Portfolio and oversees the Portfolio Manager's activities. Louis Navellier and Alan Alpers are the Portfolio Managers involved in the day-to-day investment activities of the Aggressive Growth Portfolio. Alan Alpers has been an analyst and portfolio manager for Navellier & Associates, Inc. since 1989 and has been responsible along with Mr. Navellier for day-to-day management of over $100 million in individual accounts for Navellier & Associates, Inc. Louis Navellier and Alan Alpers are also the Portfolio Managers involved in the day-to-day investment activities of the Mid Cap Growth Portfolio and the Aggressive Small Cap Portfolio. The Investment Advisor receives an annual advisory fee, equal to 1.25% of the average daily net asset value of assets under management for the Aggressive Growth Portfolio and the Mid

Cap Growth Portfolio and receives a fee equal to 1.15% of the average daily net asset value of assets under management for the Aggressive Small Cap Portfolio. The advisory fee for each Portfolio is payable monthly, based upon a percentage of that Portfolio's average daily net assets. The advisory fees paid to the Investment Advisor are higher than those generally paid by most other investment companies. The existing Portfolios of the Fund are paying these higher advisory fees based on their desire to retain Navellier Management, Inc.'s specific application of Modern Portfolio Theory, its particular method of analyzing securities and its investment advisory services.

DISTRIBUTION OF SHARES

     Navellier Securities Corp. (the "Distributor") acts as the sole underwriter for the shares of each of the Portfolios of the Fund. The Distributor is a corporation wholly owned by Louis Navellier, who also owns 100% of Navellier Management, Inc., the Fund's Investment Advisor. The Distributor may sell shares of each Portfolio of the Fund directly to investors or shares may be purchased through a network of broker-dealers selected by the Distributor. The Distributor will compensate these selected dealers for shareholder services by paying them directly, or by allowing them to receive annually all or a portion of the 0.25% annual 12b-1 fee paid on the Aggressive Growth Portfolio and on the Mid Cap Growth Portfolio. No 12b-1 fee is paid on the Aggressive Small Cap Portfolio.

HOW TO INVEST

     Shares of each Portfolio of the Fund are continuously offered for sale by the Distributor and through selected broker-dealers. The daily purchase price for the Aggressive Growth Portfolio, the Mid Cap Growth Portfolio and the Aggressive Small Cap Portfolio is the net asset value next computed after receipt of your order. Initial purchases must be at least $2,000 ($500 in the case of IRA and other retirement plans or qualifying group plans) and subsequent investments must be $100 or more.

RISK FACTORS

     Investment in any Portfolio of the Fund involves special risks and there can be no guarantee of profitability. Some of those risks are briefly described here. Because the Aggressive Growth Portfolio is allowed to invest up to 10% of its assets in any single company and/or up to 25% of its total assets in any single industry, there is potentially a greater risk of loss or fluctuation in value of this portfolio. Some of the small cap securities which the Portfolios may purchase may be difficult to liquidate on short notice or, on occasion, only a portion of the shares of a company in which the Investment Advisor intends to trade may be available to be bought or sold by a Portfolio. There can be no assurance of profitability or of what the percentage of any of the Portfolios' total annual operating expenses will be. Investments, if any, in securities of foreign issuers may pose greater risks. The Investment Advisor's investment style could result in above average portfolio turnover which could result in higher brokerage expenses. As with any equity fund, the investments may decline, resulting in a loss of value to the shareholder. (For more detail, see "Risk Factors".)

                       INVESTMENT OBJECTIVES AND POLICIES

NAVELLIER AGGRESSIVE GROWTH PORTFOLIO

THE INVESTMENT OBJECTIVE OF THE NAVELLIER AGGRESSIVE GROWTH PORTFOLIO IS TO ACHIEVE LONG TERM GROWTH OF CAPITAL PRIMARILY THROUGH INVESTMENTS IN STOCKS OF COMPANIES WITH APPRECIATION POTENTIAL.

     The Navellier Aggressive Growth Portfolio is a non-diversified Portfolio, which means it may invest a larger than normal percentage of its total assets in the equity (including convertible debt) securities of any one company or companies which the Investment Adviser believes represents an opportunity for significant capital appreciation. The Investment Adviser will not invest more than 10% of the Portfolio's assets in the securities of any single company or 25% or more of the Portfolio's assets in securities issued by companies in any one industry. Since the Investment Adviser can invest more of the Portfolio's assets in the stock of a single company, this Portfolio should be considered to offer greater potential for capital appreciation as well as greater risk of loss due to the potential increased investment of assets in a single company. This Portfolio, because of its non-diversification, also poses a greater potential for volatility. This Portfolio should not be considered suitable for investors seeking current income. This Portfolio may invest its assets in the securities of a broad range of companies without restriction on their capitalization. Under normal circumstances, the Aggressive Growth Portfolio will invest at least 65% of its total assets in securities of issuers. However, that projected minimum percentage could be lowered during adverse market conditions or for defensive purposes and is not a fundamental policy of the Portfolio. Securities of issuers include, but are not limited to, common and preferred stock, and convertible preferred stocks that are convertible into common stock. While this Portfolio intends to operate as a non-diversified open end management investment company for the purposes of the 1940 Act, it also intends to qualify as a regulated investment company under the Internal Revenue Code ("Code"). As a non-diversified investment company under the 1940 Act, the Fund may invest more than 5% and up to 25% of its assets in the securities of any one issuer at the time of purchase. However, for purposes of the Internal Revenue Code, as of the last day of any fiscal quarter, this Portfolio may not have more than 25% of its total assets invested in any one issuer, and, with respect to 50% of its total assets, the Portfolio may not have more than 5% of its total assets invested in any one issuer, nor may it own more than 10% of the outstanding voting securities of any one issuer. These limitations do not apply to investments in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or the securities of investment companies that qualify as regulated investment companies under the Code.

     Investors in the Aggressive Growth Portfolio pay no initial sales charge
(load) but do pay an annual 0.25% fee ("12b-1 fee") which over a period of years could result in higher overall expenses than payment of an initial sales load.

INVESTMENT OBJECTIVE OF THE NAVELLIER MID CAP GROWTH PORTFOLIO

     The Investment Objective of the Mid Cap Growth Portfolio is to achieve long-term growth of capital primarily through investment in mid cap companies with appreciation potential. The Mid Cap Growth Portfolio invests in equity securities traded in all United States markets including dollar denominated foreign securities traded in United States markets. It is a diversified portfolio, meaning it limits its investment in the securities of any single company (issuer) to a maximum of 5% of the Portfolio assets and further limits its investments to less than 25% of the Portfolio's assets in any one industry group. The Mid Cap Growth Portfolio seeks long term capital appreciation through investments in securities of mid cap companies (companies with market capitalization of between $1 Billion and $5 Billion) which the Investment Advisor feels are undervalued in the marketplace. Investors in the Mid Cap Growth Portfolio pay no initial sales charge (load) but do pay an annual 0.25% fee ("12b-1 fee") which over a period of years could result in higher overall expenses than payment of an initial sales load. Navellier Management, Inc. is the Investment Advisor for the Mid Cap Growth Portfolio. Navellier Securities Corp. is the principal distributor for the Mid Cap Growth Portfolio's shares. This Portfolio should not be considered suitable for investors seeking current income.

INVESTMENT OBJECTIVE OF THE NAVELLIER AGGRESSIVE SMALL CAP PORTFOLIO

          The Investment Objective of the Navellier Aggressive Small Cap Portfolio is to achieve long-term growth of capital primarily through investment in small cap companies with appreciation potential. The Aggressive Small Cap Portfolio invests in equity securities traded in the United States securities markets of domestic issuers and of foreign issuers. The sole objective of the Aggressive Small Cap Portfolio will be to seek to achieve long term growth of capital primarily through investments in securities of small cap companies (companies with market capitalization of less than $1 Billion) with appreciation potential. There can be no assurance that the Portfolio will achieve its investment objectives. The Portfolio's investment objectives may not be changed without shareholder approval. This Portfolio should not be considered suitable for investors seeking current income. Investors in this Portfolio pay no sales charge and no 12b-1 fee.

OTHER INVESTMENTS

          Each of the Portfolios may, for temporary defensive purposes or to maintain cash or cash equivalents to meet anticipated redemptions, also invest in debt securities and money market funds if, in the opinion of the Investment Adviser, such investment will further the cash needs or temporary defensive needs of the Portfolio. In addition, when the Investment Adviser feels that market or other conditions warrant it, for temporary defensive purposes each Portfolio may retain cash or invest all or any portion of its assets in cash equivalents, including money market mutual funds. Under normal conditions, a Portfolio's holdings in such non-equity securities should not exceed 35% of the total assets of the Portfolio. If a Portfolio's assets, or a portion thereof, are retained in cash or money market funds or money market mutual funds, such cash will, in all probability, be deposited in interest-bearing or money market accounts or Rushmore's money market mutual funds. Rushmore Trust & Savings, FSB is also the Fund's Transfer Agent and Custodian. Cash deposits by the Fund in interest bearing instruments issued by Rushmore Trust & Savings ("Transfer Agent") will only be deposited with the Transfer Agent if its interest rates, terms, and security are equal to or better than could be received by depositing such cash with another savings institution. Money market investments have no FDIC protection and deposits in Rushmore Trust & Savings accounts have only $100,000 protection.

     It is anticipated that, for each of the Portfolios, all of their investments in corporate debt securities (other than commercial paper) and preferred stocks will be represented by debt securities and preferred stocks which have, at the time of purchase, a rating within the four highest grades as determined by Moody's Investors Service, Inc. (Aaa, Aa, A, Baa) or by Standard & Poor's Corporation (AAA, AA, A, BBB; securities which are rated BBB/Baa have speculative characteristics). Although investment-quality securities are subject to market fluctuations, the risk of loss of income and principal is generally expected to be less than with lower quality securities. In the event the rating of a debt security or preferred stock in which the Portfolio has invested drops below investment grade, the Portfolio will promptly dispose of such investment. When interest rates go up, the market value of debt securities generally goes down and long-term debt securities tend to be more volatile than short term debt securities.

     In determining the types of companies which will be suitable for investment by the Aggressive Growth Portfolio, the Mid Cap Growth Portfolio and the Aggressive Small Cap Portfolio, the Investment Adviser will screen over 6,000 stocks and will take into account various factors and base its stock selection on its own model portfolio theory concepts. Each Portfolio invests primarily in what the Investment Adviser believes are undervalued common stocks believed to have long-term growth potential. Stocks are selected on the basis of an evaluation of factors such as earnings growth, expanding profit margins, market dominance and/or factors that create the potential for market dominance, sales growth, and other factors that indicate a company's potential for growth. There are no limitations on the Aggressive Growth Portfolio as to the type, operating history, or dividend paying record of companies or industries in which the Aggressive Growth Portfolio may invest; the principal criteria for investment is that the securities provide opportunities for capital growth. The Mid Cap Growth Portfolio will invest at least 65% of its total assets in equity securities of companies defined as Mid Cap (companies with capitalization of between $1 Billion and $5 Billion). The Aggressive Small Cap Portfolio will invest at least 65% of its total assets in equity securities of companies defined as small cap (companies with capitalization of less than $1 Billion). The Portfolios will invest up to 100% of their capital in equity securities selected for their capital growth potential. The Investment Adviser will typically (but not always) purchase common stocks of issuers which have records of profitability and strong earnings momentum. When selecting such stocks for investment by the Portfolios, the issuers may be lesser known companies moving from a lower to a higher market share position within their industry groups rather than the largest and best known companies in such groups. The Investment Adviser, when investing for the Aggressive Growth Portfolio, may also purchase common stocks of well known, highly researched, large companies if the Investment Adviser believes such common stocks offer opportunity for long-term capital growth.

                      SPECIAL INVESTMENT METHODS AND RISKS

"SHORT SALES AGAINST THE BOX"

     Any Portfolio of the Fund is permitted to make short sales if at the time of the short sale the Portfolio owns or has the right to acquire a security equal in kind and amount to the security being sold short, at no additional cost. This investment technique is known as a "short sale against the box."

     In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If the Fund engages in a short sale, the collateral account will be maintained by the Fund's custodian. While the short sale is open, the Fund will maintain, in a segregated custodial account, an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities at no additional cost. These securities would constitute the Fund's long position.

     Any Portfolio may make a short sale against the box, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Portfolio (or a security convertible into or exchangeable for such security), or when the Portfolio desires to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. In such a case, any future losses in the Portfolio's long position should be reduced by a gain in the short position. The extent to which such gains or losses are reduced would depend upon the amount of the security sold short relative to the amount the Portfolio owns. There will be certain additional transaction costs associated with short sales against the box, but the Portfolio will endeavor to offset theses costs with income from the investment of the cash proceeds of short sales.

                            INVESTMENT RESTRICTIONS

     The Aggressive Growth Portfolio can invest up to 10% of its assets in securities of a single issuer and up to 25% of its assets in securities of companies in a single industry. The Mid Cap Growth Portfolio and the Aggressive Small Cap Portfolio can each invest up to 5% of their assets in the securities of a single issuer and each can invest up to 25% of its assets in the securities of a single industry. None of the Portfolios of the Fund may make investments in real estate or commodities or commodity contracts, including futures contracts, but may purchase securities of issuers which deal in real estate or commodities. Each of the existing Portfolios of the Fund are also prohibited from investing in or selling puts, calls, straddles (or any combination thereof). Each of the existing Portfolios of the Fund are prohibited from investing in derivatives. Each of the existing Portfolios may borrow money only from banks for temporary or emergency (not leveraging) purposes provided that, after each borrowing, there is an asset coverage in the borrowing Portfolio of at least 300% The Aggressive Growth Portfolio, the Mid Cap Growth Portfolio and the Aggressive Small Cap Portfolio will not purchase securities if the amount of borrowing by any one of these three named Portfolios respectively exceeds 5% of total assets of the Portfolio. In order to secure any such borrowing, the borrowing Portfolio may pledge, mortgage, or hypothecate up to 10% of the market value of the assets of the Portfolio. The investment by the Portfolio in securities, including American Depository Receipts, of issuers or any governmental entity or political subdivision thereof, located, incorporated or organized outside of the United States is limited to 25% of the net asset value of the Portfolio, provided that no such foreign securities may be purchased unless they are traded on United States securities markets.

     The Fund may not purchase for any Portfolio "restricted securities" (as defined in Rule 144(a)(3) of the Securities Act of 1933) if, as a result of such purchase, more than 10% of the net assets (taken at market value) of such Portfolio would be invested in such securities nor will the Fund invest in illiquid or unseasoned securities if as a result of such purchase more than 5% of the net assets of such portfolio would be invested in either illiquid or unseasoned securities. The Board of Trustees will determine whether these securities are liquid and will monitor liquidity on an ongoing basis.

     In addition to the investment restrictions described above, the investment program of each Portfolio is subject to further restrictions which are described in the Statement of Additional Information. The restrictions for each Portfolio are fundamental and may not be changed without shareholder approval.

                                  RISK FACTORS

LACK OF OPERATING HISTORY AND EXPERIENCE

     The Aggressive Growth Portfolio went effective December 28, 1995 and has less than one year of operations. The Mid Cap Growth Portfolio and the Aggressive Small Cap Portfolio, are newly organized investment company portfolios with no history of operations. The Investment Adviser was organized on May 28, 1993 and has been managing the assets of The Navellier Series Fund since January 3, 1994 and the publicly invested assets of The Navellier Series Fund since April 1, 1994. Although the Investment Adviser sub-contracts a substantial portion of its responsibilities for administrative services of the Fund's operations to various agents, including the Transfer Agent, the Custodian, and Accountant, the Investment Adviser still has overall responsibility for the administration of each of the Portfolios and oversees the administrative services performed by others as well as servicing customer's needs and, along with each Portfolio's Trustees, is responsible for the selection of such agents and their oversight. The Investment Advisor is also responsible for the selection of securities for investment. None of the principals, officers, legal counsel, or directors of the Investment Adviser (including such of those persons who are also controlling persons or legal counsel of the Fund) had, before June 1993 ever registered, operated, or supervised the operations of investment companies in the past, and there is no assurance that their past business experiences or their experience with The Navellier Series Fund will enable them to successfully manage the assets of the Fund in the future. The owner of the Investment Adviser has been in the business of rendering advisory services to significant pools of capital such as retirement plans and large investors since 1987.

     The owner of the Investment Adviser is also the owner of another investment advisory firm, Navellier & Associates Inc., which presently manages over $1.8 billion in investor funds. The owner of the Investment Adviser is also the owner of another investment advisory firm, Navellier Fund Management, Inc., and controls other investment advisory entities which manage assets and/or act as sub-advisors, all of which firms employ the same basic modern portfolio theories and select many of the same over-the-counter stocks and other securities which the Investment Adviser intends to employ and invest in while managing the Portfolios of the Fund. Because many of the over-the-counter and other securities which Investment Adviser intends to, or may, invest in have a smaller number of shares available to trade than more conventional companies, lack of shares available at any given time may result in one or more of the Portfolios of the Fund not being able to purchase or sell all shares which Investment Adviser desires to trade at a given time or period of time, thereby creating a potential liquidity problem which could adversely affect the performance of the Fund portfolios. Since the Investment Adviser will be trading on behalf of the various Portfolios of the Fund in some or all of the same securities at the same time that Navellier & Associates Inc., Navellier Fund Management, Inc., other Navellier controlled investment entities and The Navellier Series Fund are trading, the potential liquidity problem could be exacerbated. In the event the number of shares available for purchase or sale in a security or securities is limited and therefore the trade order cannot be fully executed at the time it is placed, i.e., where the full trade orders of Navellier & Associates Inc., Navellier Fund Management, Inc., The Navellier Series Fund and other Navellier controlled investment entities and the Fund cannot be completed at the time the order is made, Navellier & Associates Inc., and the other Navellier controlled investment entities and the Investment Adviser will allocate their purchase or sale orders in proportion to the dollar value of the order made by the other Navellier entities, and the dollar value of the order made by the Fund. For example, if Navellier & Associates Inc., and Navellier Fund Management, Inc., each place a $25,000 purchase order and Investment Adviser on behalf of the Fund places a $50,000 purchase order for the same stock and only $50,000 worth of stock is available for purchase, the order would be allocated $12,500 each of the stock to Navellier & Associates Inc., and Navellier Fund Management, Inc., and $25,000 of the stock to the Fund. As the assets of each Portfolio of the Fund increase the potential for shortages of buyers or sellers increases, which could adversely affect the performance of the various Portfolios. While the Investment Adviser generally does not anticipate liquidity problems (i.e., the possibility that the Portfolio cannot sell shares of a company and therefore the value of those shares drops) unless the Fund has assets in excess of two billion dollars (although liquidity problems could still occur when the Fund has assets of substantially less than two billion dollars), each investor is being made aware of this potential risk in liquidity and should not invest in the Fund if he, she, or it is not willing to accept this potentially adverse risk, and by investing, acknowledges that he, she or it is aware of the risks.

          An investment in shares of any Portfolio of the Fund involves certain speculative considerations. There can be no assurance that any of the Portfolios objectives will be achieved or that the value of the investment will increase. An investment in shares of the Aggressive Growth Portfolio may also involve a higher degree of risk than an investment in shares of a more traditional open-end diversified investment company because the Aggressive Growth Portfolio may invest up to 10% of its assets in the securities of any single issuer and up to 25% of its assets in the securities of any single industry, thereby potentially creating greater volatility or increasing the chance of losses. As a non-diversified investment Portfolio, the Aggressive Growth Portfolio may be subject to greater fluctuation in the total market value of the Portfolio, and economic, political or regulatory developments may have a greater impact on the value of this Portfolio than would be the case if the Portfolio were diversified among a greater number of issuers. All Portfolios intend to comply with the diversification and other requirements applicable to regulated investment companies under the Internal Revenue Code.

          All securities in which any of the Fund's Portfolios may invest are inherently subject to market risk, and the market value of the Fund's investments will fluctuate. From time to time the Fund may choose to close a portfolio or portfolios to new investors.

INVESTING IN SECURITIES OF FOREIGN ISSUERS

          Investments in foreign securities, particularly those of non-governmental issuers, involve considerations which are not ordinarily associated with investing in domestic issuers. These considerations include, among others, changes in currency rates, currency exchange control regulations, the possibility of expropriation, the unavailability of financial information, the difficulty of interpreting financial information prepared under laws applicable to foreign securities markets, the impact of political, social, or diplomatic developments, difficulties in invoking legal process abroad, and the difficulty of assessing economic trends in foreign countries. The Investment Adviser will use the same basic selection criteria for investing in foreign securities as it uses in selecting domestic securities as described in the Investment Objectives and Policies section of this Prospectus.

          While to some extent the risks to the Fund of investing in foreign securities may be limited, since each Portfolio may not invest more than 25% of its net asset value in such securities and each Portfolio of the Fund may only invest in foreign securities which are traded in the United States securities markets, the risks nonetheless exist.

NET ASSET VALUE

          The net asset value of each of the Portfolios is determined by adding the values of all securities and other assets of that specific Portfolio, subtracting liabilities, and dividing by the number of outstanding shares of that Portfolio. (See "Purchase and Pricing of Shares - Valuation of Shares" and the Statement of Additional Information.)

PORTFOLIO TURNOVER

          The annual rate of portfolio turnover for each of the three existing Portfolios is unknown since none of the three Portfolios has an operating history of more than a year and therefore no actual portfolio turnover rate presently exists. The Portfolio turnover rate for the first six months of operation for the Navellier Aggressive Growth portfolio was 33.2%. The Investment Adviser estimates that the annual portfolio turnover rate will not exceed 200%. The Investment Adviser estimates that the portfolio turnover rate for the Mid Cap Growth Portfolio and for the Aggressive Small Cap Portfolio will not exceed 300% per annum respectively. However, these are not restrictions on
                                                            ---
the Investment Adviser and if in the Investment Adviser's judgment a higher annual portfolio turnover rate is required in order to attempt to achieve a higher overall Portfolio performance, then the Investment Adviser is permitted to do so. However, high portfolio turnover (100% or more) will result in increased brokerage commissions, dealer mark-ups, and other transaction costs on the sale of securities and on reinvestment in other securities and could therefore adversely affect Portfolio performance. To the extent that increased portfolio turnover results in sales at a profit of securities held less than three months, the Fund's ability to qualify as a "regulated investment company" under the Internal Revenue Code may be affected. (See the Statement of Additional Information, "Taxes".)

SPECIAL RISK CONSIDERATIONS RELATING TO SECURITIES OF THE PORTFOLIO

     For a description of certain other factors, including certain risk factors, which investors should consider relating to the securities in which the Portfolio will invest, see "Investment Objectives and Policies".

                                 PERFORMANCE

     From time to time the Fund may include the performance history of each Portfolio (and if appropriate, the performance history of the Investment Advisor and/or the Portfolio Manager in managing comparable asset accounts) in advertisements, sales literature, or reports to current or prospective shareholders. Navellier Management, Inc., which is the Investment Advisor to this Fund's Navellier Aggressive Small Cap Portfolio, is also the Investment Advisor to the Navellier Aggressive Small Cap Equity Portfolio of the Navellier Series Fund which charges a variable sales load. Both Portfolios have the same investment objectives and restrictions and Navellier Management, Inc., intends to manage both Portfolios in the same way (except that no "load" will be charged to investors of this Fund's Aggressive Small Cap Portfolio). The Investment Advisor's total return (average annual compounded rate of return) on investment in the Navellier Series Fund's Aggressive Small Cap Equity Portfolio from inception (April 1, 1994) through September 30, 1996 was 31.17% per annum. The S&P 500 increased during this period by 22.77% per annum. The total return on investment in the Navellier Series Fund's Aggressive Small Cap Equity Portfolio from October 1, 1995 through September 30, 1996 was 19.37%. The S&P 500 increased during this period by 18.15%. (The total return percentages for the Navellier Aggressive Small Cap Equity Portfolio represent the returns net of any sales charge.)

     Louis Navellier's wholly owned investment advisory firm, Navellier & Associates, Inc., has also managed, on an individual basis, accounts for individuals and institutions since 1987 employing a modern portfolio theory style of stock analysis which uses substantially the same investment objectives, policies and strategies that are employed by Navellier Management, Inc. for the Aggressive Growth Portfolio and the Mid Cap Growth Portfolio.

     The basic difference between the investment style used by Navellier & Associates, Inc. and the style used for the Aggressive Growth Portfolio is that the Aggressive Growth Portfolio can invest a greater percentage of assets (up to 10% of the Portfolio's assets) in the securities of a single company and that the securities are intended to be held for at least three (3) months, whereas investments for private accounts managed by Navellier & Associates, Inc. tend not to have as great a percentage of assets invested in the securities of a single company and can be held for less than three (3) months (although the average holding period for securities is eight months).

     The basic difference between the investment style used by Navellier & Associates, Inc. and the style used by the Mid Cap Growth Portfolio is that Navellier & Associates, Inc. is not restricted to investing in companies with capitalization between $1 Billion and $5 Billion and is not required to hold securities for at least three (3) months, whereas the Mid Cap Growth Portfolio is so restricted in its investments and intends to hold all securities for at least three (3) months. The basic investment style is a proprietary system of computer based screens to anaylyze over 7,000 stocks in order to determine which stocks to buy and sell (the "Navellier system"). Louis Navellier and his staff at Navellier & Associates, Inc. have used the Navellier system since 1987 to manage the private accounts under management.

     The following tables set forth composite performance data for Navellier & Associates, Inc. for all private accounts under its management during the dates indicated. The data is provided to illustrate the past performance of Navellier & Associates, Inc. in managing the private accounts based on the Navellier system, as measured against the S&P 500 Index.


                               Navellier & Associates, Inc.    S&P 500
                                                                Index

 1987 . . . . . . . . . . . . . . . . . .  8.05                   5.24
 1988 . . . . . . . . . . . . . . . . . . 11.40                  16.51
 1989 . . . . . . . . . . . . . . . . . . 22.20                  31.58
 1990 . . . . . . . . . . . . . . . . . . 12.51                  -3.15
 1991 . . . . . . . . . . . . . . . . . . 66.43                  30.50
 1992 . . . . . . . . . . . . . . . . . .  3.12                   7.61
 1993 . . . . . . . . . . . . . . . . . . 16.83                  10.09
 1994 . . . . . . . . . . . . . . . . . .  1.53                   1.31
 1995 . . . . . . . . . . . . . . . . . . 43.80                  37.89
 1996 (Six months). . . . . . . . . . . . 14.81                  10.10


                               Navellier & Associates, Inc.     S&P 500
                                                                 Index
 One Year                                 34.03%                 26.02%
 Three Years                              21.70                  17.21
 Five Years                               19.80                  15.74
 Since Inception                          25.55                  19.69

Performance information about the Portfolio manager or the Investment Advisor is based on its past performance only and is not an indication of future performance. Performance history may be expressed as total return of each Portfolio.

     The "total return" of each Portfolio refers to the average annual compounded rate of return of the Portfolio over some representative period that would equate an initial payment of $1,000 at the beginning of a stated period to the ending redeemable value of the investment, after giving effect to the reinvestment of all dividends and distributions and deductions of expenses during the period.

     For more information about calculation of the investment performance of each Portfolio, see the Statement of Additional Information.

                             MANAGEMENT OF THE FUND

THE BOARD OF TRUSTEES

     The Fund's Board of Trustees directs the business and affairs of each Portfolio of the Fund as well as supervises the Investment Adviser, Distributor, accountant, Transfer Agent and Custodian, as described below.

THE INVESTMENT ADVISER

     Navellier Management, Inc. acts as the Investment Adviser to each of the three existing Portfolios of the Fund. The Investment Adviser is registered as an investment adviser under the Investment Advisers Act of 1940. The Investment Adviser is responsible for selecting the securities which will constitute the pool of securities which will be selected for investment for each Portfolio. Pursuant to a separate Administrative Services Agreement, the Investment Adviser provides each Portfolio of the Fund with certain administrative services, including accounting and bookkeeping services and supervising the Custodian's and Transfer Agent's activities and each Portfolio's compliance with its reporting obligations. The Investment Adviser may contract (and pay for out of its own resources including the administrative fee it receives) for the performance of such services to the Custodian, Transfer Agent, or others, and may retain all of its 0.25% administrative services fee or may share some or all of its fee with such other person(s). The Investment Adviser also provides each Portfolio of the Fund with a continuous investment program based on its investment research and management with respect to all securities and investments. The Investment Adviser will determine from time to time what securities and other investments will be selected to be purchased, retained, or sold by the Fund.

     The Investment Adviser is owned and controlled by its sole shareholder, Louis G. Navellier (a 100% stockholder). In 1987, Louis Navellier was in litigation with a business partner and on the advice of his then legal counsel, as part of a legal strategy, filed a personal bankruptcy petition in connection with that litigation. The bankruptcy petition was voluntarily dismissed by Mr. Navellier less than two months later with all creditors being paid in full. Louis G. Navellier is an affiliated person of the Fund and is also the sole owner of the Distributor, Navellier Securities Corp. Louis Navellier is also the sole shareholder of Navellier & Associates Inc. (See the Statement of Additional Information.) Navellier & Associates Inc., is registered as an investment adviser with the Securities and Exchange Commission and with all states which require investment adviser registration. Louis Navellier is registered as an investment adviser representative or agent in all states requiring such registration. Louis Navellier and Navellier & Associates Inc., without admitting liability, did in the past agree to a two-week suspension in California and agreed to pay civil penalties to the States of California, Connecticut, and Maryland for allegedly not being properly registered as an investment adviser. Navellier Management, Inc. is also and has been since January 1994, the investment adviser to The Navellier Series Fund, an open-end diversified investment company. Louis Navellier is, and has been, in the business of rendering investment advisory services to significant pools of capital since 1987.

     For information regarding the Fund's expenses and the fees paid to the Investment Adviser see "Expenses of the Fund".

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     On October 17, 1995, in order to fulfill the requirements of Section 14(a)(1) of the Investment Company Act of 1940, one hundred percent (100%) of the issued and outstanding shares of the only existing Portfolio of the Fund (the Navellier Aggressive Growth Portfolio) was subscribed to for purchase by Louis Navellier under an agreement dated October 17, 1995. Such subscription was made for an aggregate of $100,000 allocated 100% for the Navellier Aggressive Growth Portfolio (to purchase 10,000 shares). Louis Navellier is no longer a control person of the Navellier Aggressive Growth Portfolio.

THE DISTRIBUTOR

     Navellier Securities Corp., acts as the Fund's Distributor and is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers ("NASD"). The Distributor renders its services to the Fund pursuant to a distribution agreement under which it serves as the principal underwriter of the shares of each existing Portfolio of the Fund. The Distributor may sell certain of the Fund's Portfolio shares by direct placements. Through a network established by the Distributor, each of the Fund's Portfolio shares may also be sold through selected broker-dealers. (For information regarding the Fund's expenses and the fees it pays to the Distributor, see "Expenses of the Fund" following.) Louis
G. Navellier, an affiliate of the Fund and the Investment Adviser, is an officer, director, and sole shareholder of the Distributor.

THE CUSTODIAN AND THE TRANSFER AGENT

          Rushmore Trust & Savings, FSB, 4922 Fairmont Avenue, Bethesda, Maryland, 20814, telephone: (301) 657-1510 or (800) 622-1386, is Custodian for
the Fund's securities and cash and Transfer Agent for the Fund shares. The Distributor shall be responsible for the review of applications in order to guarantee that all requisite and statistical information has been provided with respect to the establishment of accounts.

                              EXPENSES OF THE FUND

GENERAL

          Each Portfolio is responsible for the payment of its own expenses. These expenses are deducted from that Portfolio's investment income before dividends are paid. These expenses include, but are not limited to: fees paid to the Investment Adviser, the Custodian, the Transfer Agent, and the Accountant; Trustees' fees; taxes; interest; brokerage commissions; organization expenses; securities registration ("blue sky") fees; legal fees; auditing fees; printing and other expenses which are not directly assumed by the Investment Adviser under its investment advisory or expense reimbursement agreements with the Fund. General expenses which are not associated directly with a specific Portfolio (including fidelity bond and other insurance) are allocated to each Portfolio based upon their relative net assets. The Investment Advisor may, but is not obligated to, from time to time advance funds, or directly pay, for expenses of the Fund and may seek reimbursement of or waive reimbursement of those advanced expenses.

COMPENSATION OF THE INVESTMENT ADVISER

          The Investment Adviser receives an annual 1.25% fee for investment management of The Aggressive Growth Portfolio, an annual 1.25% fee for investment management of the Mid Cap Growth Portfolio and an annual 1.15% fee for investment management of the Aggressive Small Cap Portfolio. Each fee is payable monthly, based upon each Portfolio's average daily net assets. These advisory fees are higher than those generally paid by most other investment companies. The Investment Adviser also receives a 0.25% annual fee for rendering administrative services to the Fund pursuant to an Administrative Services Agreement and is entitled to reimbursement for operating expenses it advances for the Fund.

DISTRIBUTION PLANS

          The Aggressive Growth Portfolio Distribution Plan
          -------------------------------------------------

          The Aggressive Growth Portfolio has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), whereby it reimburses Distributor or others in an amount up to 0.25% per annum of the average daily net assets of the Aggressive Growth Portfolio for expenses incurred for the promotion and distribution of the shares of such Portfolio of the Fund, including, but not limited to, the printing of prospectuses, statements of additional information and reports used for sales purposes, expenses (including personnel of Distributor) of preparation of sales literature and related expenses, advertisements and other distribution-related expenses, including a prorated portion of Distributor's overhead expenses attributable to the distribution of such Portfolio Fund shares. Such payments are made monthly. The 12b-1 fee includes, in addition to promotional activities, amounts the Aggressive Growth Portfolio may pay to Distributor or others as a service fee to reimburse such parties for personal services provided to shareholders of the Aggressive Growth Portfolio and/or the maintenance of shareholder accounts. The total amount of 12b-1 fees paid for such personal services and promotional services shall not exceed 0.25% per year of the average daily net assets of the Aggressive Growth Portfolio. The Distributor can keep all of said 12b-1 fees it receives to the extent it is not required to pay others for such services. Such Rule 12b-1 fees are made pursuant to the distribution plan(s) and distribution agreements entered into between such service providers and Distributor or the Fund directly. Payments in excess of reimbursable expenses under the plan in any year must be refunded. The Rule 12b-1 expenses and fees in excess of 0.25% per year of the Aggresive Growth Portfolio's average net assets that otherwise qualify for payment may not be carried forward into successive annual periods. The Plan also covers payments by certain parties to the extent such payments are deemed to be for the financing of any activity primarily intended to result in the sale of shares issued by the Aggressive Growth Portfolio within the context of Rule 12b-1. The payments under the Plan are included in the maximum operating expenses which may be borne by the Aggressive Growth Portfolio.

          The Mid Cap Growth Portfolio Distribution Plan
          ----------------------------------------------

          The Mid Cap Growth Portfolio has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), whereby such Portfolio compensates Distributor or others in the amount of 0.25% per annum of the average daily net assets of the Mid Cap Growth Portfolio for expenses incurred and services rendered for the promotion and distribution of the shares of such Mid Cap Growth Portfolio of the Fund, including, but not limited to, the printing of prospectuses, statements of additional information and reports used for sales purposes, expenses (including personnel of Distributor) of preparation of sales literature and related expenses, advertisements and other distribution-related expenses, including a prorated portion of Distributor's overhead expenses attributable to the distribution of the Mid Cap Growth Portfolio Fund shares. Such payments are made monthly. The 12b-1 fee includes, in addition to promotional activities, amounts such Portfolio pays to Distributor or others as a service fee to compensate such parties for personal services provided to shareholders of such Portfolio and/or the maintenance of shareholder accounts. The total amount of 12b-1 fees paid for such personal services and promotional services shall be 0.25% per year of the average daily net assets of the Mid Cap Growth Portfolio. The Distributor can keep all of said 12b-1 fees it receives to the extent it is not required to pay others for such services. Such Rule 12b-1 fees are made pursuant to the distribution plan and distribution agreements entered into between such service providers and Distributor or the Mid Cap Growth Portfolio directly. The 12b-1 Plan for the Mid Cap Growth Portfolio also covers payments by the Distributor and Investment Advisor to the extent such payments are deemed to be for the financing of any activity primarily intended to result in the sale of shares issued by such Portfolio within the context of Rule 12b-1. The payments under the 12b-1 Plan for the Mid Cap Growth Portfolio are included in the maximum operating expenses which may be borne by the Mid Cap Growth Portfolio. Payments under the 12b-1 Plan for the Mid Cap Growth Portfolio may exceed actual expenses incurred by the Distributor, Investment Advisor or others.


BROKERAGE COMMISSIONS

     The Investment Adviser may select selected broker-dealers to execute portfolio transactions for the Portfolios of the Fund, provided that the commissions, fees, or other remuneration received by such party in exchange for executing such transactions are reasonable and fair compared to those paid to other brokers in connection with comparable transactions. In addition, when selecting broker-dealers for Fund portfolio transactions, the Investment Adviser may consider the record of such broker-dealers with respect to the sale of shares of the Fund. (See the Statement of Additional Information.)

                            REPORTS AND INFORMATION

     The Fund will distribute to the shareholders of each Portfolio semi-annual reports containing unaudited financial statements and information pertaining to matters of each Portfolio of the Fund. An annual report containing financial statements for each Portfolio, together with the report of the independent auditors for each Portfolio of the Fund is distributed to shareholders each year. Shareholder inquiries should be addressed to The Navellier Performance Funds, at One East Liberty, Third Floor, Reno, Nevada 89501; Tel: (800) 887-8671, or to the Transfer Agent, Rushmore Trust & Savings, FSB, 4922 Fairmont Avenue, Bethesda, Maryland, 20814, Telephone: (301) 657-1510 or (800) 622-1386.

                             DESCRIPTION OF SHARES

     The Fund is a Delaware business trust organized on October 17, 1995. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest. The Board of Trustees has the power to designate one or more classes ("Portfolios") of shares of beneficial interest and to classify or reclassify any unissued shares with respect to such classes. Presently the Fund is offering shares of three Portfolios - the Navellier Aggressive Growth Portfolio, the Navellier Mid Cap Growth Portfolio and the Navellier Aggressive Small Cap Portfolio, each of which is described above.

     The shares of each Portfolio, when issued, are fully paid and non-assessable, are redeemable at the option of the holder, are fully transferable, and have no conversion or preemptive rights. Shares are also redeemable at the option of each Portfolio of the Fund when a shareholder's investment, as a result of redemptions in the Fund, falls below the minimum investment required by the Fund (see "Redemption of Shares"). Each share of a Portfolio is equal as to earnings, expenses, and assets of the Portfolio and, in the event of liquidation of the Portfolio, is entitled to an equal portion of all of the Portfolio's net assets. Shareholders of each Portfolio of the Fund are entitled to one vote for each full share held and fractional votes for fractional shares held, and will vote in the aggregate and not by Portfolio except as otherwise required by law or when the Board of Trustees determines that a matter to be voted upon affects only the interest of the shareholders of a particular Portfolio. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Fund is not required, and does not intend, to hold annual meetings of shareholders, such meetings may be called by the Trustees at their discretion, or upon demand by the holders of 10% or more of the outstanding shares of any Portfolio for the purpose of electing or removing Trustees.

     All shares (including reinvested dividends and capital gain distributions) are issued or redeemed in full or fractional shares rounded to the second decimal place. No share certificates will be issued. Instead, an account will be established for each shareholder and all shares purchased will be held in book-entry form by the Fund.

                          DIVIDENDS AND DISTRIBUTIONS

     All dividends and distributions with respect to the shares of any Portfolio will be payable in shares at net asset value or, at the option of the shareholder, in cash. Any shareholder who purchases shares of the Portfolio prior to the close of business on the record date for a dividend or distribution will be entitled to receive such dividend or distribution. Dividends and distributions (whether received in shares or in cash) are treated either as return of capital, ordinary income or long-term capital gain for federal income tax purposes. Between the record date and the cash payment date, each Portfolio retains the use and benefits of such monies as would be paid as cash dividends.

     Each Portfolio will distribute all of its net investment income and net realized capital gains, if any, annually in December.

     If a cash payment is requested with respect to the Portfolio, a check will be mailed to the shareholder. Unless otherwise instructed, the Transfer Agent will mail checks or confirmations to the shareholder's address of record.

     The federal income tax laws impose a four percent (4%) nondeductible excise tax on each regulated investment company with respect to the amount, if any, by which such company does not meet distribution requirements specified in the federal income tax laws. Each Portfolio intends to comply with the distribution requirements and thus does not expect to incur the four percent (4%) nondeductible excise tax, although the imposition of such excise tax may possibly occur.

     Shareholders will have their dividends and/or capital gain distributions reinvested in additional shares of the applicable Portfolio(s) unless they elect in writing to receive such distributions in cash. Shareholders whose shares are held in the name of a broker or nominee should contact such broker or nominee to determine whether they want dividends reinvested or distributed.

     The automatic reinvestment of dividends and distributions will not relieve participants of any income taxes that may be payable (or required to be withheld) on dividends and distributions. (See "Taxes" following.)

     In the case of foreign participants whose dividends are subject to U.S. income tax withholding and in the case of any participants subject to 31% federal backup withholding, the Transfer Agent will reinvest dividends after deduction of the amount required to be withheld.

          Experience may indicate that changes in the automatic reinvestment of dividends are desirable. Accordingly, the Fund reserves the right to amend or terminate this provision as applied to any dividend or distribution paid subsequent to written notice of the change sent to shareholders at least 90 days before the record date for such dividend or distribution.

                                     TAXES

FEDERAL TAXES

          Each Portfolio of the Fund is a separate taxpayer and intends to meet the requirements of Subchapter M of the Internal Revenue Code of 1986 (relating to regulated investment companies) with respect to diversification of assets, sources of income, and distributions of taxable income and will elect to be taxed as a regulated investment company for federal income tax purposes.

          However, the Code contains a number of complex tests relating to qualification which a Portfolio might not meet in any particular year. For example, if a Portfolio derives 30% or more of its gross income from the sale of securities held for less than three months, it may fail to qualify. If a Portfolio did not so qualify, it would be treated for tax purposes as an ordinary corporation and receive no tax deduction for payments made to shareholders.

          Because each Portfolio of the Fund intends to distribute all of its net investment income and net realized capital gains at least annually, it is not expected that any Portfolio of the Fund will be required to pay federal income tax for any year throughout which it was a regulated investment company nor, for this reason, is it expected that any Portfolio will be required to pay the 4% federal excise tax imposed on regulated investment companies that fail to satisfy certain minimum distribution requirements. However, the possibility of federal or state income tax and/or imposition of the federal excise tax does exist.

          If a Portfolio pays a dividend in January of any year which was declared in the last three months of the previous year and was payable to shareholders of record on a specified date in such a month, the dividend will be treated as having been paid and received in the previous year.

          Dividends (other than capital gains dividends) will be taxable to shareholders as ordinary income, whether received in shares or cash and will, in the case of corporate shareholders, generally qualify for the dividends-received deduction to the extent paid out of qualifying dividends received by the Portfolio.

          Capital gains dividends will ordinarily be taxable to shareholders as long-term capital gain, regardless of how long they have held their shares. A dividend is a capital gains dividend if it is so designated by the Portfolio and is paid out of the Portfolio 's net capital gain (that is, the excess of the Portfolio's net long-term capital gain over its net short-term capital loss).

          Any dividends paid shortly after a purchase by an investor may have the effect of reducing the per share net asset value of the investor's shares by the per share amount of dividends. Furthermore, such dividends, although in effect a return of capital, are subject to federal income taxes. Therefore, prior to purchasing shares of the Fund, the investor should carefully consider the impact of dividends, including capital gains distributions, which are expected to be or have been announced.

          If the Fund redeems some or all of the shares held by any shareholder, the transaction will generally be treated as a sale or exchange unless the redemption fails to substantially reduce the shareholder's percentage ownership interest in the Fund (determined for this purpose using certain specific rules of constructive ownership). If a redemption of shares is not treated as a sale or exchange, the amount paid for the shares will be treated as a dividend.

          If a redemption is treated as a sale or exchange, the shareholder will generally recognize gain or loss measured by the difference between the redemption price and the basis of the shares. This gain or loss will generally be treated as capital gain (long-term or short-term, depending upon the holding period for the redeemed shares).

          Shareholders will be subject to information reporting with respect to dividends and redemptions, and may be subject to backup withholding with respect to dividends at the rate of 31% unless (a) they are corporations or come within other exempt categories or (b) they provide correct taxpayer identification numbers, certify as to no loss of exemption from backup withholding, and otherwise comply with applicable requirements of the law relating to backup withholding. Any amounts paid as backup withholding will be creditable against the federal income tax liabilities of the affected shareholders.

          The Fund may pay taxes to foreign countries with respect to dividends or interest it receives from foreign issuers or from domestic issuers that derive a substantial amount of their revenues in foreign countries, or such taxes may be withheld at the source by such issuers. The Fund will generally be entitled to deduct such taxes in computing its taxable income.

STATE AND LOCAL TAXES

          Each Portfolio of the Fund may be subject to state or local taxation in jurisdictions in which it may be deemed to be doing business. Taxable income of each Portfolio of the Fund and its shareholders for state and local purposes may be different from taxable income calculated for federal income tax purposes.

          Each prospective investor is advised to consult his or her tax adviser for advice as to the federal, state, and local taxation which may be applicable to such investor in connection with an investment in the Fund.

                        PURCHASE AND PRICING OF SHARES

PURCHASE OF SHARES

          The Fund's various portfolio shares are sold to the general public on a continuous basis through the Distributor, the Transfer Agent and the Distributor's network of broker-dealers.

PURCHASE BY MAIL

          Investments in the Fund can be made directly to the Distributor or through the transfer agent - Rushmore Trust & Savings, FSB - or through selected securities dealers who have the responsibility to transmit orders promptly and who may charge a processing fee.

TO INVEST BY MAIL: Fill out an application designating which Portfolio you are investing in and make a check payable to "The Navellier Performance Funds." Mail the check along with the application to:

                                           The Navellier Performance Funds
                                             c/o Rushmore Trust & Savings, FSB
                                           4922 Fairmont Avenue
                                           Bethesda, MD 20814

     Purchases by check will be credited to an account as of the date the Portfolio's net asset value is next determined after receipt of payment and a properly completed account application. Foreign checks will not be accepted. Be certain to specify which Portfolio or Portfolios you are investing in.

     Purchase orders which do not specify the Portfolio in which an investment is to be made will be returned. (See "Purchase and Pricing of Shares - General Purchasing Information".) Net asset value per share is calculated once daily as of 4 p.m. E.S.T. on each business day. (See "Purchase and Pricing of Shares - Valuation of Shares".)

THE NAVELLIER PERFORMANCE FUNDS' PORTFOLIOS

     The shares of each Portfolio are sold at their net asset value per share next determined after an order in proper form (i.e., a completely filled out application form) is received by the Transfer Agent.

     If an order for shares of a Portfolio is received by the Transfer Agent by 4:00 p.m. on any business day, such shares will be purchased at the net asset value determined as of 4:00 p.m. New York Time on that day. Otherwise, such shares will be purchased at the net asset value determined as of 4:00 p.m New York Time on the next business day. However, orders received by the Transfer Agent from the Distributor or from dealers or brokers after the net asset value is determined that day will receive such net asset value price if the orders were received by the Distributor or broker or dealer from its customer prior to such determination and were transmitted to and received by the Transfer Agent prior to its close of business on that day (normally 4:00 p.m. New York Time). Shares are entitled to receive any declared dividends on the day following the date of purchase.

PURCHASES THROUGH SELECTED DEALERS

     Shares purchased through Selected Dealers will be effected at the net asset value next determined after the Selected Dealer receives the purchase order, provided that the Selected Dealer transmits the order to the Transfer Agent and the Transfer Agent accepts the order by 4:00 p.m. New York Time on the day of determination. See "Valuation of Shares". If an investor's order is not transmitted and accepted by 4:00 p.m. New York Time, the investor must settle his or her entitlement to that day's net asset value with the Selected Dealer. Investors may also purchase shares of the Fund by telephone through a Selected Dealer by having the Selected Dealer telephone the Transfer Agent with the purchase order. Investors may be charged a transaction fee if they effect transactions in Fund shares through a broker or agent.

     Certain selected Dealers may effect transactions in shares of the Portfolios through the National Securities Clearing Corporation's Fund/SERV system.

     Purchases of shares through Selected Dealers not utilizing the National Securities Clearing Corporation's Fund/SERV system will be effected when received in proper form by the Transfer Agent, as described above, in the same manner and subject to the same terms and conditions as are applicable to shares purchased directly through the Transfer Agent. There is no sales load charged to the investor on purchases of the Fund's Portfolios, whether purchased through a Selected Dealer or directly through the Transfer Agent; there is however an ongoing Rule 12b-1 fee (except as to the Aggressive Small Cap Portfolio).

     Shareholders who wish to transfer Fund shares from one broker-dealer to another should contact the Fund at (800) 621-7874.

TO INVEST BY BANK WIRE:  Request a wire transfer to:

                                                Rushmore Federal Savings Bank
                                                Bethesda, MD
                                                Routing Number 0550 71084
                                                For Account of The Navellier
                                                  Performance Funds
                                                Account Number 029 385770

     AFTER INSTRUCTING YOUR BANK TO TRANSFER MONEY BY WIRE, YOU MUST TELEPHONE THE FUND AT (800) 622-1386 OR (301) 657-1510 BETWEEN 8:30 A.M. AND 4:00 P.M. NEW
YORK TIME AND TELL US THE AMOUNT YOU TRANSFERRED AND THE NAME OF THE BANK SENDING THE TRANSFER. YOUR BANK MAY CHARGE A FEE FOR SUCH SERVICES. IF THE PURCHASE IS CANCELLED BECAUSE YOUR WIRE TRANSFER IS NOT RECEIVED, YOU MAY BE LIABLE FOR ANY LOSS THE FUND MAY INCUR.

     Such wire should identify the name of the Portfolio, the account number, the order number (if available), and your name.

TO INVEST BY AUTOMATIC MONTHLY INVESTMENT PLAN:

     Shareholders may make automatic monthly purchases of a Portfolio's shares by executing an automatic monthly withdrawal application authorizing his/her/its bank to transfer money from his/her/its checking account to the Transfer Agent for the automatic monthly purchase of shares of the Portfolio for the shareholder. There is no charge by the Portfolio for this automatic monthly investment plan and the shareholder can discontinue the service at any time.

GENERAL PURCHASING INFORMATION

     Each of the existing Portfolios of the Fund has established a minimum initial investment of $2,000 ($500 in the case of IRA and other retirement plans or qualifying group plans) and $100 for subsequent investments in any Portfolio. Orders for shares may be made by mail by completing the Account Application included with this Prospectus and mailing the completed application and the payment for shares to the Transfer Agent. Documentation in addition to the information required by the Account Application may be required when deemed appropriate by the Fund and/or the Transfer Agent and the Account Application will not be deemed complete until such additional information has been received. The Fund reserves the right to not accept an applicant's proposed investment in any of the Fund's shares.

VALUATION OF SHARES

     The net asset value of the shares of each Portfolio of the Fund are determined once daily as of 4 p.m. New York Time, on days when the New York Stock Exchange is open for trading. In the event that the New York Stock Exchange or the national securities exchanges on which Portfolio stocks are traded adopt different trading hours on either a permanent or temporary basis, the Trustees of the Fund will reconsider the time at which net asset value is to be computed. The net asset value is determined by adding the values of all securities and other assets of the Portfolio, subtracting liabilities, and dividing by the number of outstanding shares of the Portfolio. The price at which a purchase is effected is based on the next calculation of net asset value after the order is received.

     In determining the value of the assets of each Portfolio, the securities for which market quotations are readily available are valued at market value. Debt securities (other than short-term obligations) are normally valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. All other securities and assets are valued at their fair value as determined in good faith by the Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Trustees.

                             REDEMPTION OF SHARES

GENERAL

     A shareholder may redeem shares of each Portfolio at the net asset value next determined after receipt of a notice of redemption in accordance with the procedures set forth below and compliance with the further redemption information and/or additional documentation requirements described in this Section. As used in this Prospectus, the term "business day " refers to those days on which stock exchanges trading stocks held by the Fund are open for business. The Fund may change the following procedures at its discretion.

     The shareholder will not be credited with dividends on those shares being redeemed for the day on which the shares are redeemed by the Portfolio (but will be credited with dividends on the day such shares were purchased). A check for the proceeds of redemption will normally be mailed within seven days of receipt of any redemption request received by the Transfer Agent. If shares to be redeemed were purchased by check, the Fund may delay transmittal of redemption proceeds only until such times as it is reasonably assured that good payment has been collected for the purchase of such shares, which may be up to 15 days from purchase date. Such delays can be avoided by wiring Federal Funds in effecting share purchases.

     If a shareholder wishes to redeem his or her entire shareholdings in a Portfolio, he or she will receive, in addition to the net asset value of shares, all declared but unpaid dividends thereon. The net asset value of the shares may be more or less than a shareholder's cost depending on the market value of the Portfolio securities at the time of the redemption.

REDEMPTION BY MAIL

     A shareholder may redeem shares by mail on each day that the New York Stock Exchange is open by submitting a written redemption request to:

                                          The Navellier Performance Funds
                                          c/o Rushmore Trust & Savings, FSB
                                          4922 Fairmont Avenue
                                          Bethesda, MD  20814

     The request for redemption should include the name of the Portfolio, the account name and number, and should be signed by all registered owners of the shares in the exact names in which they are registered. Each request should specify the number or dollar amount of shares to be redeemed or that all shares in the account are to be redeemed.

REDEMPTIONS BY TELEPHONE

     If you have indicated on your Account Application that you wish to establish telephone redemption privileges, you may redeem shares by calling the Transfer Agent at 1-800-622-1286 by 4:00 p.m. New York Time on any day the New York Stock Exchange is open for business.

     If any account has more than one owner, the Transfer Agent may rely on the instructions of any one owner. Each Portfolio of the Fund employs reasonable procedures in an effort to confirm the authenticity of telephone instructions, which may include giving some form of personal identification prior to acting on the telephone instructions. If these procedures are not followed, the Fund and the Transfer Agent may be responsible for any losses because of unauthorized or fraudulent instructions. By requesting telephone redemption privileges, you authorize the Transfer Agent to act upon any telephone instructions it believes to be genuine, (1) to redeem shares from your account and (2) to mail or wire transfer the redemption proceeds. You cannot redeem shares by telephone until 30 days after you have notified the Transfer Agent of any change of address.

     Telephone redemption is not available for shares held in IRAs. Each Portfolio may change, modify, or terminate its telephone redemption services at any time upon 30 days' notice.

FURTHER REDEMPTION INFORMATION

     Additional documentation (i.e., signature guarantee for redemptions in excess of $1,000 or verification identification when redemption is by telephone) regarding a redemption by any means may be required when deemed appropriate by the Fund and/or the Transfer Agent, and the request for such redemption will not be considered to have been received in proper form until such additional documentation has been received. An investor should contact the Fund or the Transfer Agent to inquire what, if any, additional documentation may be required.

     The Fund reserves the right to modify any of the methods of redemption for providing these services upon 30 days' written notice to shareholders.

     Due to the high cost of maintaining accounts of less than $2,000 ($500 for IRA or other qualifying plan accounts), the Fund reserves the right to redeem shares involuntarily in any such account at their then current net asset value. Shareholders will first be notified and allowed 30 days to make additional share purchases to bring their accounts to more than $2,000 ($500 for IRA or other qualifying plan accounts). An account will not be redeemed involuntarily if the balance falls below $2,000 ($500 for IRA or other qualifying plan accounts) by virtue of fluctuations in net asset value rather than through investor redemptions.

     Under certain circumstances (i.e., when the applicable exchange is closed or trading has been restricted, etc.), the right of redemption may be suspended or the redemption may be satisfied by distribution of portfolio securities rather than cash if a proper election pursuant to Rule 18F-1 of the Investment Company Act has been made by the Fund. Information as to those matters is set forth in the Statement of Additional Information.


     Investors may redeem their shares and instruct the Fund or Transfer Agent, in writing or by telephone, to either deposit the redemption proceeds in the money market mutual fund - Fund for Government Investors, Inc. - a regulated investment company custodied by Rushmore Trust & Savings, FSB, pending further instructions as to the investor's desire to subsequently reinvest in the Fund or the investor may direct some other disposition of said redemption proceeds.

OPTION TO MAKE SYSTEMATIC WITHDRAWALS

     The owner of $25,000 or more worth of the shares of any Portfolio may provide for the payment from his/her account of any requested dollar amount (but not less than $1,000) to him/her or his/her designated payee monthly, quarterly, or annually. Shares will be redeemed on the last business day of each month. Unless otherwise instructed, the Transfer Agent will mail checks to the shareholder at his/her address of record. A sufficient number of shares will be redeemed to make the designated payment.

                   CERTAIN SERVICES PROVIDED TO SHAREHOLDERS

STATEMENTS OF ACCOUNT

     Statements of Account for each Portfolio will be sent to each shareholder at least quarterly.

DIVIDEND ELECTION

     A shareholder may elect to receive dividends in shares or in cash. If no election is made, dividends will automatically be credited to a shareholder's account in additional shares of the Portfolio to which such dividend relates.

EXCHANGE PRIVILEGES

     Shares of each Portfolio in this Fund may be exchanged for one another at net asset value. Exchanges among portfolios of the Fund and/or portfolios of The Navellier Series Fund may be made only in those states where such exchanges may legally be made. The total value of shares being exchanged must at least equal the minimum investment requirement of the Portfolio into which they are being exchanged. Exchanges are made based on the net asset value next determined of the shares involved in the exchange. Only one exchange in any 30-day period is permitted. The Fund reserves the right to restrict the frequency or otherwise modify, condition, terminate, or impose charges upon the exchange, upon 60 days' prior written notice to shareholders. Exchanges between Portfolios will be subject to a $5 exchange fee after five (5) exchanges per year. There is a limit of ten (10) exchanges per year. Exchanges will be effected by the redemption of shares of the Portfolio held and the purchase of shares of the other Portfolio. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss, if any, may be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis. For this purpose, however, a shareholder's cost basis may not include the sales charge, if any, if the exchange is effectuated within 90 days of the acquisition of the shares. Shareholders wishing to make an exchange should contact the Transfer Agent. Exchange requests in the form required by the Transfer Agent and received by the Transfer Agent prior to 4:00 p.m. New York Time will be effected at the next determined net asset value.

                             ADDITIONAL INFORMATION

     The Statement of Additional Information, available upon request, without charge from the Fund, provides a further discussion of certain sections of the Prospectus and other information which may be of interest to certain investors. This Prospectus and the Statement of Additional Information do not contain all the information included in the Registration Statement filed with the Securities and Exchange Commission with respect to the securities being sold, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the Securities and Exchange Commission in Washington, D.C.

     Statements contained in this Prospectus as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the Statement of Additional Information and the copy of such contract or other document filed as an exhibit to the Registration Statement of which this Prospectus forms a part, each such statement being qualified in all respects by such reference.

                           ASSENT TO TRUST INSTRUMENT

     Every Shareholder, by virtue of having purchased a Share or Interest shall become a Shareholder and shall be held to have expressly assented and agreed to be bound by the terms hereof.

Investment Adviser

Navellier Management, Inc.
One East Liberty, Third Floor
Reno, NV 89501
(800) 887-8671

Distributor                                 THE NAVELLIER PERFORMANCE FUNDS

Navellier Securities Corp.
One East Liberty, Third Floor
Reno, NV 89501
(800) 887-8671

Independent Auditors

Deloitte & Touche, LLP
1900 M Street
Washington, D.C. 20036
(202) 955-4000

Transfer Agent and Custodian

Rushmore Trust & Savings, FSB
4922 Fairmont Avenue
Bethesda, MD 20814
(800) 622-1386

Counsel

Samuel Kornhauser
Law Offices of Samuel Kornhauser
155 Jackson Street, Suite 1807
San Francisco, CA 94111
(415) 981-6281

Sales Information

Navellier Securities Corp.
One East Liberty, Third Floor
Reno, NV 89501
(800) 887-8671

Shareholder Inquiries

Rushmore Trust & Savings, FSB
4922 Fairmont Avenue
Bethesda, MD 20814
(800) 622-1386                                                November 26, 1996

NAVELLIER                       NEW ACCOUNT APPLICATION  For a retirement account application call 800-887-8671
PERFORMANCE                     =================================================================================
FUNDS

                                800-887-8671
MAIL APPLICATION & CHECKS TO:
The Navellier Performance Funds
c/o Rushmore Trust & Savings
4922 Fairmont Ave.
Bethesda, MD  20814
800-622-1386
------------------------------- ====================================================================================
REGISTRATION                    1. Individual
                                             -----------------------------------------------------------------------
                                             First Name          Initial      Last Name
    [_]  Individual
         Use lines 1 & 3
                                2. Joint Tenant
    [_]  Joint Account with                    ---------------------------------------------------------------------
         Rights of Survivor                    First Name           Initial      Last Name
         Lines 1, 2 & 3               Rights of survivor will be applied unless otherwise indicated

    [_]  Joint Account with
         Tenancy in Common      3. Social Security No.                          Date of Birth
         Lines 1, 2 & 3                               -------------------------              --------------------
                                                                                S.S.# to be used for tax purposes
    [_]  Gift to Minor          4. Uniform Gift to Minor
         Lines 4 & 5                                    ------------------------------------------------------------
                                   Custodian's Name / State
OR
    [_]  Corporations,          5.
         Partnerships,             ---------------------------------------------------------------------------------
         Trusts & Others           Minor's Name          Minor's Social Security No.          Date of Birth
         Lines 6 & 7            6.
                                   ---------------------------------------------------------------------------------
                                                 Name of Corporation or Entity                    Tax ID Number

                                7. Registration Type: ___ Corporation ___ Partnership ___ Unincorporated Association
                                    ___ Trust - Date of Trust _______________

                                Please include a copy of the first and last pages of your trust agreement.
------------------------------- ====================================================================================
MAILING ADDRESS                 Street or P.O. Box
                                                  ------------------------------------------------------------------
Complete if different from      City                                            State                  Zip
above address label                  ------------------------------------------      -----------------    ----------
                                Telephone:   Home                              Work
                                                 ----------------------------      ---------------------------------
                                Your Residency:        [_] U.S.        [_] Resident Alien     [_] Non-Resident Alien

                                Specify Country
                                               ---------------------------------------------------------------------
------------------------------- ====================================================================================

------------------------------  ====================================================================================================
INVESTMENT                         Portfolio                                                                                  Amount
                                   ---------                                                                                  ------
Make check payable to:          [_]  Navellier Aggressive Growth Portfolio
The Navellier Performance            $_____________
Funds                           [_]  Navellier Mid Cap Growth Portfolio
                                     $_____________
                                [_]  Navellier Aggressive Small Cap Portfolio
                                     $_____________

                                [_]  By check $                                         [_]  By wire $
                                               --------------------------------------                 ------------------------------
                                From Account No.
                                                ------------------------------------------------------------------------------------

                                Minimum initial investment is $2,000 ($500 for IRAs, call 800-887-8671 for an IRA application).
                                Make checks payable to The Navellier Performance Funds. Call 800-622-1386 for wiring instructions or see the prospectus.
------------------------------  ====================================================================================================
DIVIDENDS                       [_] Reinvest dividends and capital gains.     [_] Reinvest dividends, pay capital gains.
AND CAPITAL GAINS               [_] Pay dividends and capital gains in cash.  [_] Pay dividends, reinvest capital gains.
DISTRIBUTIONS
                                All dividends and capital gains distributions will be reinvested if no box is checked.  All distributions will be reinvested if a withdrawal plan is elected.
------------------------------  ====================================================================================================
INVESTOR FINANCIAL              Annual Income: $                                   Net Worth: $
& INVESTMENT INFO.                              ---------------------------------              -------------------------------------
Required by NASD                Investment Objective: [_] Growth
------------------------------  ====================================================================================================
SHAREHOLDER                     Telephone/Expedited Redemption - please check all that apply.  These privileges are subject to the
PRIVILEGES                         terms set forth in the Prospectus.
                                [_]  Yes, I would like to be able to redeem shares by telephone.
                                [_]  Deposit redemption proceeds in the money market mutual fund, Fund for Government
                                      Investors, Inc., custodied by Rushmore Trust & Savings, FSB.
                                [_]  Wire redemption proceeds to:
                                                                 ------------------------------------------------------------------
                                                                                          Name of Bank

                                            -------------------------------------------   -----------------------------------------
                                                                Type of Account                                    Account Number
                                [_]  Mail a check to my address indicated above.
------------------------------  ===================================================================================================
SYSTEMATIC    [_]  YES          A Systematic Withdrawal Plan is available for accounts with an underlying share value of $25,000 or
WITHDRAWAL    [_]  NO           more.  If this plan is elected, all distributions will be automatically reinvested.  Minimum
PLAN                            withdrawal is $1,000.

Optional                        Amount of payment $
                                                    -------------------------
                                Payments made:     [_] Monthly     [_] Quarterly     [_] Annually
                                Payments to commence the 2nd business day of:
                                                                             -------------------------
                                                                                   Month, Year
                                If checks are to be sent to another address or paid to someone other than the registered owner shown on application, please provide the following:

                                Name:
                                     -----------------------------------------------------------------------------------------------
                                Address:
                                        --------------------------------------------------------------------------------------------
------------------------------  ====================================================================================================
BROKER                          Firm
INFORMATION                         ------------------------------------------------------------------------------------------------
                                Mailing Address                                            City
                                               ------------------------------------------      -------------------------------------
                                State                                    Zip                  Phone
                                     ----------------------------------     ---------------         --------------------------------
If shares are being purchased   Dealer Code                           Office Code                      Rep. Number
through a Service Agent,                   --------------------------            ---------------------            ------------------
Agent should complete this      Agent Name                                  Agent Signature:
section.                                   ------------------------------                   ----------------------------------------
------------------------------  ====================================================================================================

------------------------------  ===================================================================================================
SIGNATURES                      I/We authorize Rushmore Trust & Savings, FSB, as custodian and transfer agent for The Navellier
& CERTIFICATION                 Performance Funds, to honor any requests made in accordance with the terms of this application, and
                                I/we further affirm that, subject to any limitations imposed by applicable law, neither Rushmore
Confirmation of Account         Trust & Savings, FSB, nor The Navellier Performance Funds shall be held liable by me/us for any
 Establishment:  Soon after     loss, liability, cost, or expense for acting in accordance with this application, or any section
 all essential items are        thereof.  I/We understand that all of the shareholder options described in this application are
 received by the custodian,     subject to the terms set forth in the Prospectus.
 a confirmation statement(s)
 showing account number(s),     I/WE CERTIFY THAT WE HAVE FULL RIGHT, POWER, AUTHORITY, AND LEGAL CAPACITY TO PURCHASE AND REDEEM
 amount received, shares        SHARES AND AFFIRM THAT I/WE HAVE RECEIVED AND READ THE PROSPECTUS, AGREE TO ITS TERMS, AND HAVE NOT
 purchased, and price paid      RELIED ON OR MADE MY/OUR DECISION TO INVEST IN THE NAVELLIER PERFORMANCE FUNDS ON ANY WRITTEN OR
 per share will be sent to      ORAL INFORMATION OTHER THAN THE WRITTEN INFORMATION CONTAINED IN THE PROSPECTUS, REGISTRATION
 the registered shareholder.    STATEMENT AND STATEMENT OF ADDITIONAL INFORMATION.  Under penalties of perjury, I/we certify (i)
                                that the number shown on this form is my/our correct Social Security Number or Taxpayer
Subsequent Payments:  A new     Identification Number and (ii) that (1) I/we are not subject to backup withholding either because
 application need not be        I/we have not been notified by the Internal Revenue Service that I/we are subject to backup
 submitted with additional      withholding as a result of a failure to report all interest or dividends, or (2) the IRS has
 payments to an existing        notified me/us that I am/we are no longer subject to backup withholding.  If you have been notified
 account if a current           by the IRS that you are currently subject to backup withholding strike out phrase (2) above.
 application is on file with
 the custodian.  Subsequent
 purchases should be            X                                                  X
 identified by account           ------------------------------------------------   ------------------------------------------------
 number and account             Signature as it appears on Line No. 1      Date     Joint Signature (if applicable)            Date
 registration name.


                                    PART B

                        THE NAVELLIER PERFORMANCE FUNDS

                      STATEMENT OF ADDITIONAL INFORMATION

                            DATED NOVEMBER 26, 1996

     This Statement of Additional Information, which is not a prospectus, should be read in conjunction with the Prospectus of The Navellier Performance Funds (the "Fund"), dated November 26, 1996, a copy of which Prospectus may be obtained, without charge, by contacting the Fund, at its mailing address c/o Navellier Securities, Corp., One East Liberty, Third Floor, Reno, Nevada 89501;
Tel:  1-800-887-8671.


                               TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY.......................    1

INVESTMENT OBJECTIVES AND POLICIES....................    1

TRUSTEES AND OFFICERS OF THE FUND.....................    5

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...    8

THE INVESTMENT ADVISER, DISTRIBUTOR,
  CUSTODIAN AND TRANSFER AGENT........................    9

BROKERAGE ALLOCATION AND OTHER PRACTICES..............   14

CAPITAL STOCK AND OTHER SECURITIES....................   16

PURCHASE, REDEMPTION, AND PRICING OF SHARES...........   17

TAXES.................................................   18

UNDERWRITERS..........................................   21

CALCULATION OF PERFORMANCE DATA.......................   22

FINANCIAL STATEMENTS..................................   23

APPENDIX..............................................   24

                        GENERAL INFORMATION AND HISTORY

     The Fund is a business trust company (organized under the laws of the State of Delaware on October 17, 1995) and has less than one year of operations as of November 26, 1996.


                       INVESTMENT OBJECTIVES AND POLICIES

     INVESTMENT POLICIES.  The investment objectives and policies of each
     -------------------
Portfolio are described in the "Investment Objectives and Policies" section of the Prospectus. The following general policies supplement the information contained in that section of the Prospectus.

     CERTIFICATES OF DEPOSIT.  Certificates of deposit are generally short-
     -----------------------
term, interest-bearing, negotiable certificates issued by banks or savings and loan associations against funds deposited in the issuing institution.

     TIME DEPOSITS.  Time deposits are deposits in a bank or other
     -------------
financial institution for a specified period of time at a fixed interest rate for which a negotiable certificate is not received.

     BANKER'S ACCEPTANCES.  A banker's acceptance is a time draft drawn on
     --------------------
a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer, or storage of goods). The borrower, as well as the bank, is liable for payment, and the bank unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

     COMMERCIAL PAPER.  Commercial paper refers to short-term, unsecured
     ----------------
promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months.

     CORPORATE DEBT SECURITIES.  Corporate debt securities with a remaining
     -------------------------
maturity of less than one year tend to become liquid and can sometimes be traded as money market securities.

     UNITED STATES GOVERNMENT OBLIGATIONS.  Securities issued or guaranteed
     ------------------------------------
as to principal and interest by the United States government include a variety of Treasury securities, which differ only in their interest rates, maturities, and times of issuance. Treasury bills have a maturity of one year or less. Treasury notes have maturities of one to seven years, and Treasury bonds generally have a maturity of greater than five years.

     Agencies of the United States government which issue or guarantee obligations include, among others, export-import banks of the United States, Farmers' Home Administration, Federal Housing Administration, Government National Mortgage Association, Maritime Administration, Small Business Administration, the Defense Security Assistance Agency of the Department of Defense, and the Tennessee Valley Authority. Obligations of instrumentalities of the United States government include securities issued or guaranteed by, among others, the Federal National Mortgage Associates, Federal Intermediate Credit Banks, Banks for Cooperatives, and the United States Postal Service. Some of the securities are supported by the full faith and credit of the United States government; others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality.

     INVESTMENT RESTRICTIONS.  The Fund's fundamental policies as they
     -----------------------
affect a Portfolio cannot be changed without the approval of a vote of a majority of the outstanding securities of such Portfolio. A proposed change in fundamental policy or investment objective will be deemed to have been effectively acted upon with respect to any Portfolio if a majority of the outstanding voting securities of that Portfolio votes for the matter. Such a majority is defined as the lesser of (a) 67% or more of the voting shares of the Fund present at a meeting of shareholders of the Portfolio, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy or (b) more than 50% of the outstanding shares of the Portfolio. For purposes of the following restrictions (except the percentage restrictions on borrowing and illiquid securities -- which percentage must be complied with) and those contained in the Prospectus: (i) all percentage limitations apply immediately after a purchase or initial investment; and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in the amount of total assets does not require elimination of any security from the Portfolio.

     The following investment restrictions are fundamental policies of the Fund with respect to all Portfolios (unless otherwise specified below) and may not be changed except as described above. The Fund may not:

     1.   Purchase any securities or other property on margin; provided,
                                                               --------
however, that the Fund may obtain short-term credit as may be necessary for the
-------
clearance of purchases and sales of securities.

     2. Make cash loans, except that the Fund may purchase bonds, notes, debentures, or similar obligations which are customarily purchased by institutional investors whether publicly distributed or not.

     3. Make securities loans, except that the Fund may make loans of the portfolio securities of any Portfolio, provided that the market value of the securities subject to any such loans does not exceed 33-1/3% of the value of the total assets (taken at market value) of such Portfolio.

     4. Make investments in real estate or commodities or commodity contracts, including futures contracts, although the Fund may purchase securities of issuers which deal in real estate or commodities although this is not a primary objective of the Portfolio.

     5. Invest in oil, gas, or other mineral exploration or development programs, although the Fund may purchase securities of issuers which engage in whole or in part in such activities.

     6. Purchase securities of companies for the purpose of exercising management or control.

     7. Participate in a joint or joint and several trading account in securities.

     8. Issue senior securities or borrow money, except that the Fund may (i) borrow money only from banks for any Portfolio for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests, that might otherwise require the untimely disposition of securities, provided that any such borrowing does not exceed 10% of the value of the total assets (taken at market value) of such Portfolio, and (ii) borrow money only from banks for any Portfolio for investment purposes, provided that (a) after each such borrowing, when added to any borrowing described in clause (i) of this paragraph, there is an asset coverage of at least 300% as defined in the Investment Company Act of 1940, and (b) is subject to an agreement by the lender that any recourse is limited to the assets of that Portfolio with respect to which the borrowing has been made. As an operating policy, no Portfolio may invest in portfolio securities while the amount of borrowing of the Portfolio exceeds 5% of the total assets of such Portfolio.

     9. Pledge, mortgage, or hypothecate the assets of any Portfolio to an extent greater than 10% of the total assets of such Portfolio to secure borrowings made pursuant to the provisions of Item 8 above.

     10. Purchase for any Portfolio "restricted securities" (as defined in Rule 144(a)(3) of the Securities Act of 1933), if, as a result of such purchase, more than 10% of the net assets (taken at market value) of such Portfolio would then be invested in such securities nor will the Fund invest in illiquid or unseasoned securities if as a result of such purchase more than 5% of the net assets of such portfolio would be invested in either illiquid or unseasoned securities.

     11. Invest more than 10% of the Aggressive Growth Portfolio's assets in the securities of any single company or 25% or more of any Portfolio's total assets in a single industry; invest more than 5% of the assets of the Mid Cap Growth Portfolio or Aggressive Small Cap Portfolio in securities of any single issuer.

     If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values of port-folio securities or amount of net assets shall not be considered a violation of the restrictions, except as to the 5%, 10% and 300% percentage restrictions on borrowing specified in Restriction Number 8 above.

     PORTFOLIO TURNOVER.  Each Portfolio has a different expected annual
     ------------------
rate of portfolio turnover which is calculated by dividing the lesser of purchases or sales of portfolio securities during the fiscal year by the monthly average of the value of the Portfolio's securities (excluding from the computation all securities, including options, with maturities at the time of acquisition of one year or less). A high rate of portfolio turnover generally involves correspondingly greater expenses to the Portfolio, including brokerage commission expenses, dealer mark-ups, and other transaction costs on the sale of securities, which must be borne directly by the Portfolio. Turnover rates may vary greatly from year to year as well as within a particular year and may also be affected by cash requirements for redemptions of each Portfolio's shares and by requirements which enable the Fund to receive certain favorable tax treatment. Because each of the existing Portfolios is a new fund portfolio which has not been in operation for a year, no actual turnover rate can be given at this time. The Fund will attempt to limit the annual portfolio turnover rate of each Portfolio to 300% or less, however, this rate may be exceeded if in the Investment Adviser's discretion securities are or should be sold or purchased in order to attempt to increase the Portfolio's performance. In Wisconsin an annual portfolio turnover rate of 300% or more is considered a speculative activity and under Wisconsin statutes could involve relatively greater risks or costs to the Fund.

                       TRUSTEES AND OFFICERS OF THE FUND

     The following information, as of November 26, 1996, is provided with respect to each trustee and officer of the Fund:

                                POSITION(S) HELD WITH                    PRINCIPAL OCCUPATION(S)
NAME AND ADDRESS            REGISTRANT AND ITS AFFILIATES                DURING PAST FIVE YEARS
------------------------   --------------------------------   ----------------------------------------------
Louis Navellier/1/         Trustee, President and             Mr. Navellier is and has been the CEO and
One East Liberty           Treasurer of The Navellier         President of Navellier & Associates Inc., an
Third Floor                Performance Funds.  Mr.            investment management company since
Reno, NV 89501             Navellier is also the CEO,         1988; CEO and President of Navellier
                           President, Secretary, and          Management, Inc., an investment manage-
                           Treasurer of Navellier             ment company since May 10, 1993; Trustee
                           Management, Inc., a                of the Navellier Series Fund; CEO and
                           Delaware corporation which is      President of Navellier International Manage-
                           the Investment Adviser to the      ment, Inc., an investment management com-
                           Fund.  Mr. Navellier is also       pany, since May 10, 1993; CEO and
                           CEO, President, Secretary,         President of Navellier Securities Corp. since
                           and Treasurer of Navellier         May 10, 1993; Trustee of The Navellier
                           Securities Corp., the principal    Series Fund; CEO and President of
                           underwriter of the Fund's          Navellier Fund Management, Inc., an
                           shares.                            investment management company, since
                                                              November 30, 1995; and has been publisher
                                                              and editor of MPT Review from August
                                                              1987 to the present and was publisher and
                                                              editor of the predecessor investment
                                                              advisory newsletter OTC Insight, which he
                                                              began in 1980 and wrote through July 1987.


Arnold Langsen/2/          Trustee (however, Professor        Professor Langsen is Professor Emeritus of
The Langsen Group,         Langsen is the President and a     Financial Economics, School of Business,
Inc. of California         shareholder of The Langsen         California State University at Hayward
637 Silver Lake Dr.        Group, Inc. of California,         (1973-1992); Visiting Professor, Financial
Danville, CA 94526         which corporation provides         Economics, University of California at
                           consulting services to             Berkeley (1984-1987).
                           Navellier & Associates Inc.;


Barry Sander               Trustee                            Currently the President and CEO of Ursa
695 Mistletoe Rd., #2                                         Major Inc., a stencil manufacturing firm and
Ashland, OR 97520                                             has been for the past eight years.

Joel Rossman               Trustee                            Currently President and CEO of Personal
Personal Stamp                                                Stamp Exchange, Inc., a manufacturer,
Exchange, Inc.                                                designer and distributor of rubber stamp
360 Sutton Place                                              products.  He has been President and CEO
Santa Rosa, CA                                                of Personal Stamp Exchange for the past 10
95407                                                         years.


Jacques Delacroix          Trustee                            Professor of Business Administration, Leavy
University of                                                 School of Business, Santa Clara University
Santa Clara                                                   (1983-present).
Santa Clara, CA


------------------------------------------------------------------------------------------------------------

/1/ This person is an interested person affiliated with the Investment Adviser.

/2/ This person, although technically not an interested person affiliated with the Investment Adviser, does own a company which provides consulting services to Navellier & Associates Inc., a company owned by Louis Navellier.

                                    OFFICERS

     The officers of the Fund are affiliated with the Investment Adviser and receive no salary or fee from the Fund. The Fund's disinterested Trustees are each compensated by the Fund with an annual fee, payable quarterly (calculated at an annualized rate), of $7,500. The Trustees' fees may be adjusted according to increased responsibilities if the Fund's assets exceed one billion dollars. In addition, each disinterested Trustee receives reimbursement for actual expenses of attendance at Board of Trustees meetings.

     The Fund does not expect, in its current fiscal year, to pay aggregate remuneration in excess of $60,000 for services in all capacities to any (a) Trustee, (b) officer, (c) affiliated person of the Fund (other than the Investment Adviser), (d) affiliated person of an affiliate or principal underwriter of the Fund, or (e) all Trustees and officers of the Fund as a group.

     The Board of Trustees is permitted by the Fund's By-Laws to appoint an advisory committee which shall be composed of persons who do not serve the Fund in any other capacity and which shall have no power to dictate corporate operations or to determine the investments of the Fund. The Fund currently has no advisory committee.

                              REMUNERATION TABLE
------------------------------------------------------------------------
Name                    Capacity In Which               Aggregate
                        Remuneration Received           Remuneration /*/
                                                        From
                                                        Registrant and
                                                        Fund Complex
------------------------------------------------------------------------
Louis G. Navellier         Trustee, President,              $ 0.00
                         Chief Executive Officer,
                              and Treasurer
------------------------------------------------------------------------
Barry Sander                     Trustee                 $8,500.00/1/
------------------------------------------------------------------------
Arnold Langsen                   Trustee                 $8,500.00/1/
------------------------------------------------------------------------
Joel Rossman                     Trustee                 $8,500.00/1/
------------------------------------------------------------------------
Jacques Delacroix                Trustee                 $8,500.00/1/
------------------------------------------------------------------------

/*/  Based on projections for fiscal year 1996.
/1/ Includes $7,500 annual salary and reimbursement for estimated out-of-pocket expenses per annum.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     On October 17, 1995, in order to fulfill the requirements of Section 14(a)(1) of the Investment Company Act of 1940, one hundred percent (100%) of the issued and outstanding shares of the only existing Portfolio of the Fund was purchased by Louis Navellier under a subscription agreement dated October 17, 1995. Such subscription for acquisition was made for an aggregate of $100,000 allocated 100% for the Navellier Aggressive Growth Portfolio (to purchase 10,000 shares). Louis Navellier now owns 1.8% of the Fund and is no longer a control person of the Fund.

                      THE INVESTMENT ADVISER, DISTRIBUTOR,
                      -----------------------------------
                          CUSTODIAN AND TRANSFER AGENT

     (A)  THE INVESTMENT ADVISER
          ----------------------

     The offices of the Investment Adviser (Navellier Management, Inc.) are located at One East Liberty, Third Floor, Reno, Nevada 89501. The Investment Adviser began operation in May 1993 and only advises this Fund and The Navellier Series Fund.

          (i) The following individuals own the enumerated shares of outstanding stock of the Investment Adviser and, as a result, maintain control over the Investment Adviser:

                       Shares of Outstanding Stock             Percentage of
Name                    of the Investment Adviser           Outstanding Shares
----                   ---------------------------          ------------------

Louis G. Navellier                1,000                           100%

          (ii) The following individuals are affiliated with the Fund, the Investment Adviser, and the Distributor in the following capacities:

Name                Position
----                --------

Louis G. Navellier  Trustee, President, and Treasurer of The Navellier Series
                    Fund; Director, CEO, President, Secretary, and Treasurer of Navellier Management, Inc.,; Director, President, CEO, Secretary, and Treasurer of Navellier Securities Corp.; one of the Portfolio Managers of the Aggressive Growth Portfolio, the Mid Cap Growth Portfolio, the Aggressive Small Cap Portfolio and the Aggressive Small Cap Equity Portfolio of the Navellier Series Fund.

Alan Alpers         Trustee and Secretary of The Navellier Series Fund, One of
                    the Portfolio Manager's of the Aggressive Growth Portfolio,
                    The Mid Cap Portfolio, the Aggressive Small Cap Portfolio and Aggressive Small Cap Equity Portfolio of the Navellier
                    Series Fund.

     (iii) The management fee payable to the Investment Adviser under the terms of the Investment Advisory Agreement (the "Advisory Agreement") between the Investment Adviser and the Fund is payable monthly and is based upon 1.25% of the Aggressive Growth Portfolio's and of the Mid Cap Growth Portfolio's and 1.15% of the Aggressive Small Cap Portfolio's average daily net assets. The Investment Adviser has the right, but not the obligation, to waive any portion or all of its management fee, from time to time.

     Expenses not expressly assumed by the Investment Adviser under the Advisory Agreement are paid by the Fund. The Advisory Agreement lists examples of expenses paid by the Fund for the account of the applicable Portfolio, the major categories of which relate to taxes, fees to Trustees, legal, accounting, and audit expenses, custodian and transfer agent expenses, certain printing and registration costs, and non-recurring expenses, including litigation.

     In the event that the annual operating expenses of any Portfolio, including amounts payable to the Investment Adviser, paid or payable by such Portfolio for any fiscal year, exceed the expense limitations applicable to the Portfolio imposed by state securities laws or regulations thereunder, as such limitations may be adjusted from time to time, the Investment Adviser shall reduce its management fee to the extent of such excess and, if required, pursuant to any such laws or regulations (unless otherwise waived), will reimburse the applicable Portfolio for annual operating expenses in excess of any such expense limitation. Presently, California has the most restrictive state expense limitations applicable to the Fund. Generally, these limitations provide that the Fund's aggregate annual expenses shall not normally exceed 2-1/2% of the first $30 million of average net assets, 2% of the next $70 million of average net assets, and 1-1/2% of the remaining average net assets of the Fund for any fiscal year.

     The Advisory Agreement provides that the Investment Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or its investors except for losses (i) resulting from the willful misfeasance, bad faith, or gross negligence on its part, (ii) resulting from reckless disregard by it of its obligations and duties under the Advisory Agreement, or (iii) a loss for which the Investment Adviser would not be permitted to be indemnified under the Federal Securities laws.

     (iv) Pursuant to an Administrative Services Agreement, the Investment Adviser receives an annual fee of .25% of the value of the assets under management and provides or is responsible for the provision of certain administrative services to the Fund, including, among others, the preparation and maintenance of certain books and records required to be maintained by the Fund under the Investment Company Act of 1940. The Administrative Services Agreement permits the Investment Adviser to contract out for all of its duties thereunder; however, in the event of such contracting, the Investment Adviser remains responsible for the performance of its obligations under the Administrative Services Agreement. The Investment Adviser has entered into an agreement with Rushmore Trust & Savings, FSB, to perform, in addition to custodian and transfer agent services, some or all administrative services and may contract in the future with other persons or entities to perform some or all of its administrative services. All of these contracted services are and will be paid for by the Investment Advisor out of its fees or assets.

     In exchange for its services under the Administrative Services Agreement, the Fund reimburses the Investment Adviser for certain expenses incurred by the Investment Adviser in connection therewith but does not reimburse Investment Advisor (over the amount of

0.25% annual Administrative Services Fee) to reimburse it for fees Investment Advisor pays to others for administrative services. The agreement also allows Investment Adviser to pay to its delegate part or all of such fees and reimbursable expense payments incurred by it or its delegate.

     The Investment Adviser Agreement permits the Investment Adviser to act as investment adviser for any other person, firm, or corporation, and designates the Investment Adviser as the owner of the name "Navellier" or any use or derivation of the word Navellier. If the Investment Adviser shall no longer act as investment adviser to the Fund, the right of the Fund to use the name "Navellier" as part of its title may, solely at the Investment Adviser's option, be withdrawn.

     The Investment Adviser is advancing the Fund's organizational expenses which were $126,000. The Fund has agreed to reimburse the Investment Adviser for the organizational and other expenses it advances, without interest, on a date or dates to be chosen at the sole discretion of Navellier Management, Inc., or the Investment Advisor can elect to waive reimbursement of some or all of such advances. No Portfolio shall be responsible for the reimbursement of more than its proportionate share of expenses.

     (b)  THE DISTRIBUTOR
          ---------------

     The Fund's Distributor is Navellier Securities Corp., a Delaware Corporation organized and incorporated on May 10, 1993. Navellier Securities Corp. is registered as a broker-dealer with the Securities Exchange Commission and National Association of Securities Dealers and the various states in which this Fund's securities will be offered for sale and will be registered with such agencies and governments before any Fund shares are sold. The Fund's shares will be continuously distributed by Navellier Securities Corp. (the "Distributor") located at One East Liberty, Third Floor, Reno, Nevada 89501, pursuant to a Distribution Agreement, dated October 17, 1995. The Distribution Agreement obligates the Distributor to pay certain expenses in connection with the offering of the shares of the Fund. The Distributor is responsible for any payments made to its registered representatives as well as the cost in excess of the 12b-1 fee (discussed below under "Distribution Plan") of printing and mailing Prospectuses to potential investors and of any advertising incurred by it in connection with the distribution of shares of the Fund.

Distribution Plans

     The Aggressive Growth Portfolio Distribution Plan
     ------------------------------------------------

     The Aggressive Growth Portfolio has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), whereby it reimburses Distributor or others in an amount up to 0.25% per annum of the average daily net assets of the Aggressive Growth Portfolio for expenses incurred for the promotion and distribution of the shares of such Portfolio of the Fund, including, but not limited to, the printing of prospectuses, statements of additional information and reports used for sales purposes, expenses (including personnel of Distributor) of preparation of sales literature and related expenses, advertisements and other distribution related expenses, including a prorated portion of Distributor's overhead expenses attributable to the distribution of such Portfolio Fund shares. Such payments are made monthly. The 12b-1 fee includes, in addition to promotional activities, amounts the Aggressive Growth Portfolio may pay to Distributor or others as a service fee to reimburse such parties for personal services provided to shareholders of the Aggressive Growth Portfolio and/or the maintenance of shareholder accounts. The total amount of 12b-1 fees paid for such personal services and promotional services shall not exceed 0.25% per year of the average daily net assets of the Aggressive Growth Portfolio. The Distributor can keep all of said 12b-1 fees it receives to the extent it is not required to pay others for such services. Such Rule 12b-1 fees are made pursuant to the distribution plans(s) and distribution agreements entered into between such service providers and Distributor or the Fund directly. Payments in excess of reimbursable expenses under the plan in any year must be refunded. The Rule 12b-1 expenses and fees in excess of 0.25% per year of the Aggressive Growth Portfolio's average net assets that otherwise qualify for payment may not be carried forward into successive annual periods. The Plan also covers payments by certain parties to the extent such payments are deemed to be for the financing of any activity primarily intended to result in the sale of shares issued by the Aggressive Growth Portfolio within the context of Rule 12b-1. The payments under the Plan are included in the maximum operating expenses which may be borne by the Aggressive Growth Portfolio.

     The Mid Cap Growth Portfolio Distribution Plan
     ----------------------------------------------

     The Mid Cap Growth Portfolio has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), whereby such Portfolio compensates Distributor or others in the amount of 0.25% per annum of the average daily net assets of the Mid Cap Growth Portfolio for expenses incurred and services rendered for the promotion and distribution of the shares of the Mid Cap Growth Portfolio of the Fund, including, but not limited to, the printing of prospectuses, statements of additional information and reports used for sales purposes, expenses (including personnel of Distributor) of preparation of sales literature and related expenses, advertisements and other distribution related expenses including a prorated portion of Distributor's overhead expenses attributable to the distribution of the Mid Cap Growth Portfolio Fund shares. Such payments are made monthly. The 12b-1 fee includes, in addition to promotional activities, amounts such Portfolio pays to Distributor or others as a service fee to compensate such parties for personal services provided to shareholders of such Portfolio and/or the maintenance of shareholder accounts. The total amount of 12b-1 fees paid for such personal services and promotional services shall be 0.25% per year of the average daily net assets of the Mid Cap Growth Portfolio. The Distributor can keep all of said 12b-1 fees it receives to the extent it is not required to pay others for such services. Such Rule 12b-1 fees are made pursuant to the distribution plan and distribution agreements entered into between such service providers and Distributor or the Mid Cap Growth Portfolio directly. The 12b-1 Plan for the Mid Cap Growth Portfolio also covers payments by the Distributor and Investment Advisor to the extent such payments are deemed to be for the financing of any activity primarily intended to result in the sale of shares issued by such Portfolio within the context of Rule 12b-1. The payments under the 12b-1 Plan for the Mid Cap Growth Portfolio are included in the maximum operating expenses which may be borne by the Mid Cap Growth Portfolio. Payments under the 12b-1 Plan for the Mid Cap Growth Portfolio may exceed actual expenses incurred by the Distributor investment Advisor or others.

     The Distributor has accrued $33,542 in 12b-1 fees during the first 6 months of 1996. Investors may also be charged a transaction fee if they effect transactions in fund shares through a broker or agent.

     (c) THE CUSTODIAN AND TRANSFER AGENT
         --------------------------------

     Rushmore Trust & Savings, FSB, 4922 Fairmont Avenue, Bethesda, Maryland 20814, serves as the custodian of the Fund's portfolio securities and as the Fund's transfer agent and, in those capacities, maintains certain accounting and other records of the Fund and processes requests for the purchase or the redemption of shares, maintains records of ownership for shareholders, and performs certain other shareholder and administrative services on behalf of the Fund.

     (d)  LEGAL COUNSEL
          -------------

     The Law Offices of Samuel Kornhauser is legal counsel to the Fund, to the Investment Adviser and to the Distributor.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

     In effecting portfolio transactions for the Fund, the Investment Adviser adheres to the Fund's policy of seeking best execution and price, determined as described below, except to the extent it is permitted to pay higher brokerage commissions for "brokerage and research services," as defined herein. The Investment Adviser may cause the Fund to pay a broker or dealer an amount of commission for effecting a securities transaction in excess of the amount of commission which another broker or dealer would have charged for effecting the transaction if the Investment Adviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer or that any offset of direct expenses of a Portfolio yields the best net price. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include giving advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities; furnishing analysis and reports concerning issuers, industries, economic facts and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Brokerage and research services provided by brokers to the Fund or to the Investment Adviser are considered to be in addition to and not in lieu of services required to be performed by the Investment Adviser under its contract with the Fund and may benefit both the Fund and other clients of the Investment Adviser or customers of or affiliates of the Investment Adviser. Conversely, brokerage and research services provided by brokers to other clients of the Investment Adviser or its affiliates may benefit the Fund.

     If the securities in which a particular Portfolio of the Fund invests are traded primarily in the over-the-counter market, where possible, the Fund will deal directly with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. Bonds and money market instruments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.

     The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations including, without limitation, the overall direct net economic result to the Fund (involving both price paid or received and any net commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, the availability of the broker to stand ready to execute possibly difficult transactions in the future, and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by the Investment Adviser in determining the overall reasonableness of brokerage commissions paid by the Fund. Some portfolio transactions are subject to the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to obtaining best prices and executions, effected through dealers who sell shares of the Fund.

     The Board of Trustees of the Fund will periodically review the performance of the Investment Adviser of its respective responsibilities in connection with the placement of portfolio transactions on behalf of the Fund and review the commissions paid by the Fund over representative periods of time to determine if they are reasonable in relation to the benefits to the Fund.

     The Board of Trustees will periodically review whether the recapture for the benefit of the Fund of some portion of the brokerage commissions or similar fees paid by the Fund on portfolio transactions is legally permissible and advisable. At present, no recapture arrangements are in effect. The Board of Trustees will review whether recapture opportunities are available and are legally permissible, and, if so, will determine, in the exercise of their business judgment, whether it would be advisable for the Fund to seek such recapture.

                       CAPITAL STOCK AND OTHER SECURITIES

     The rights and preferences attached to the shares of each Portfolio are described in the Prospectus. (See "Description of Shares".) The Investment Company Act of 1940 requires that where more than one class or series of shares exists, each class or series must be preferred over all other classes or series in respect of assets specifically allocated to such class or series. Rule 18f-2 under the Act provides that any matter required to be submitted by the provisions of the Investment Company Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless the interests of each series in the matter are substantially identical or that the matter does not affect any interest of such series. However, the Rule exempts the selection of independent public accountants, the approval of principal distribution contracts, and the election of Trustees from the separate voting requirements of the Rule.

                  PURCHASE, REDEMPTION, AND PRICING OF SHARES

     REDEMPTION OF SHARES.  The Prospectus, under "Redemption of Shares"
     --------------------
describes the requirements and methods available for effecting redemption. The Fund may suspend the right of redemption or delay payment more than seven days
(a) during any period when the New York Stock Exchange or any other applicable exchange, is closed (other than a customary weekend and holiday closing), (b) when trading on the New York Stock Exchange, or any other applicable exchange, is restricted, or an emergency exists as determined by the Securities and Exchange Commission ("SEC") or the Fund so that disposal of the Fund's investments or a fair determination of the net asset values of the Portfolios is not reasonably practicable, or (c) for such other periods as the SEC by order may permit for protection of the Portfolio's shareholders.

     The Fund normally redeems shares for cash. However, the Board of Trustees can determine that conditions exist making cash payments undesirable. If they should so determine (and if a proper election pursuant to Rule 18F-1 of the Investment Company Act has been made by the Fund), redemption payments could be made in securities valued at the value used in determining net asset value. There generally will be brokerage and other costs incurred by the redeeming shareholder in selling such securities.

     DETERMINATION OF NET ASSET VALUE.  As described in the Prospectus under
     --------------------------------
"Purchase and Pricing of Shares - Valuation of Shares," the net asset value of shares of each Portfolio of the Fund is determined once daily as of 4 p.m. New York time on each day during which the New York Stock Exchange, or other applicable exchange, is open for trading. The New York Stock Exchange is scheduled to be closed for trading on the following days: New Year's Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The Board of Trustees of the Exchange reserves the right to change this schedule. In the event that the New York Stock Exchange or the national securities exchanges on which small cap equities are traded adopt different trading hours on either a permanent or temporary basis, the Board of Trustees of the Fund will reconsider the time at which net asset value is to be computed.

     VALUATION OF ASSETS.  In determining the value of the assets of any
     -------------------
Portfolio of the Fund, the securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sale price, or, if no sales are reported - as is the case with many securities traded over-the-counter - the last reported bid price. Debt securities (other than short-term obligations, i.e., obligations which have 60 days or less left to maturity, which are valued on the basis of amortized cost) are normally valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Prices provided by a pricing service may be determined without exclusive reliance on quoted prices and take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality of issue, trading characteristics, and other market data. All other securities and assets are valued at their fair value as determined in good faith by the Board of Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Board of Trustees.

                                     TAXES

     In the case of a "series fund" (that is, a regulated investment company having more than one segregated portfolio of investments the beneficial interests in which are owned by the holders of a separate series of stock), each investment portfolio is treated as a separate corporation for federal income tax purposes. The Fund will be deemed a series fund for this purpose and, thus, each Portfolio will be deemed a separate corporation for such purpose.

     Each Portfolio of the Fund intends to qualify as a regulated investment company for federal income tax purposes. Such qualification requires, among other things, that each Portfolio (a) make a timely election to be a regulated investment company, (b) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities (including options and futures) or foreign currencies, (c) derive less than 30% of its gross income from the sale or other disposition within three months of purchase of (i) stock or securities,
(ii) options, futures, or forward contracts (other than options, futures, or forward contracts on foreign currencies), or (iii) foreign currencies or options, futures, or forward contracts on foreign currencies that are not directly related to its principal business of investing in stocks or securities (or options and futures with respect to stocks or securities), and (d) diversify its holdings so that at the end of each fiscal quarter (i) 50% of the market value of its assets is represented by cash, government securities, securities of other regulated investment companies, and securities of one or more other issuers (to the extent the value of the securities of any one such issuer owned by the Portfolio does not exceed 5% of the value of its total assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities (other than government securities and securities of other regulated investment companies) of any one industry. These requirements may limit the ability of the Portfolios to engage in transactions involving options and futures contracts.

     If each Portfolio qualifies as a regulated investment company, it will not be subject to federal income tax on its "investment company taxable income" (calculated by excluding the amount of its net capital gain, if any, and by excluding the dividends-received and net operating loss deductions) or "net capital gain" (the excess of its long-term capital gain over its net short-term capital loss) which is distributed to shareholders. In determining taxable income, however, a regulated investment company holding stock on the record date for a dividend is required to include the dividend in income on the later of the ex-dividend date or the date of acquisition.

     Dividends paid out of net investment income and net short-term capital gains of a Portfolio will be taxable to shareholders as ordinary income regardless of whether such distributions are reinvested in additional shares or paid in cash. If a portion of a Portfolio's net investment income is derived from dividends from domestic corporations, a corresponding portion of the dividends paid out of such income may be eligible for the dividends-received deduction. Corporate shareholders will be informed as to the portion, if any, of dividends received by them which will qualify for the dividends-received deduction.

     Dividends paid out of the net capital gain of a Portfolio that are designated as capital gain dividends by the Fund will be taxable to shareholders as long-term capital gains regardless of how long the shareholders have held their shares. Such dividends will not be eligible for the dividends-received deduction. If shares of the Fund to which such capital gains dividends are attributable are held by a shareholder for less than 31 days and there is a loss on the sale or exchange of such shares, then the loss, to the extent of the capital gain dividend or undistributed capital gain, is treated as a long-term capital loss.

     All distributions, whether received in shares or cash, must be reported by each shareholder on his federal income tax return. Taxable dividends declared in October, November, or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been paid by the Fund and received by such shareholders on December 31 of the year if such dividend is actually paid by the Fund during January of the following year.

     Any dividends paid shortly after a purchase by an investor may have the effect of reducing the per share net asset value of the investor's shares by the per share amount of the dividends. Furthermore, such dividends, although in effect a return of capital, are subject to federal income taxes. Therefore, prior to purchasing shares of the Fund, the investor should carefully consider the impact of dividends, including capital gains distributions, which are expected to be or have been announced.

     The redemption of all or part of the shares of a series held by any shareholder will generally be treated as a sale or exchange unless the redemption fails to substantially reduce the shareholder's percentage ownership interest in the related Portfolio (determined for this purpose using certain specific rules of constructive ownership). Any redemption that does not substantially reduce a shareholder's percentage ownership interest in a Portfolio may be treated as a dividend.

     If a redemption is treated as a sale or exchange, the shareholder will generally recognize gain or loss measured by the difference between the redemption price and the basis of the shares. This gain will generally be treated as capital gain (long-term or short-term, depending upon the shareholder's holding period for the redeemed shares).

     The exchange of the shares in one Portfolio for shares in another Portfolio will be treated as a taxable exchange for federal income tax purposes. If the exchange occurs within 90 days of the acquisition of the original shares, however, the shareholder's basis in the original shares will not include the sales charge, if any, to the extent such charge does not exceed the amount that would have been charged on the acquisition of the second-acquired shares if such shares were acquired directly. To the extent that the sales charge, if any, paid upon acquisition of the original shares is not taken into account in determining the shareholder's gain or loss from the disposition of the original shares, it is added to the basis of the newly acquired shares.

     On or before January 31 of each year, the Fund will issue to each person who was a shareholder at any time in the prior year a statement of the federal income tax status of all distributions made to such shareholder.

     Shareholders who fail to provide correct taxpayer identification numbers or fail to certify as to no loss of exemption from backup withholding or otherwise fail to comply with applicable requirements of the law relating to backup withholding will be subject to backup withholding with respect to dividends at the rate of 31% unless they are corporations or come within other exempt categories. Any amounts paid as backup withholding will be creditable against the federal income tax liabilities of the affected shareholders. All shareholders should consult their own tax advisers with regard to the tax consequences applicable to their respective investments in the Fund.

     The foregoing discussion relates solely to United States federal income tax laws as applicable to United States persons (that is, citizens and residents of the United States and domestic corporations, partnerships, trusts, and estates). Each shareholder who is not a United States person should consult his tax adviser regarding the United States and non-United States tax consequences of ownership of shares, including the possibility that distributions by the Fund may be subject to a United States withholding tax at the rate of 30% (or at a lower rate under an applicable United States income tax treaty).

     Each Portfolio will be subject to a nondeductible excise tax for any year equal to 4% of the "required distribution" for the year over the "distributed amount" for the year. For this purpose, the term "required distribution" means, with respect to any year, the sum of (a) 98% of the Portfolio's "ordinary income" (that is, its taxable income determined by excluding its net capital gain, if any, by disallowing the dividends-received and net operating loss deductions, and by not taking into account any capital gain or loss), (b) 98% of its net capital gain income (that is, the excess of capital gains over capital losses) for the one-year period ending on December 31 of the year, and (c) the "prior year shortfall" (that is, the excess, if any, of the "grossed-up required distribution" for the prior year over the "distributed amount" for such year). For this purpose, the term "grossed-up required distribution" means, with respect to any year, the required distribution for the year (determined by including 100% of the Portfolio's ordinary income and capital gain net income) and the term "distributed amount" means, with respect to any year, the sum of
(a) the amount of dividends-paid or deemed paid during the year, (b) any amount on which the Portfolio is required to pay corporate tax for the year, and (c) the excess, if any, of the distributed amount for the prior year over the required distribution for such year.

     The individual Portfolios will not be subject to tax in Delaware for any year in which they each qualify as a regulated investment company. They may, however, be subject to such tax for any year in which they do not so qualify and may be subject to tax in certain other states where they are deemed to be doing business. Moreover, distributions may be subject to state and local taxes. In those states which have income tax laws, the tax treatment of such Portfolios and the tax treatment of shareholders with respect to distributions may be different from the federal income tax treatment of such persons.

                                  UNDERWRITERS

     The Fund's shares will be continuously distributed through Navellier Securities Corp. (the "Distributor") located at One East Liberty, Third Floor, Reno, Nevada 89501, pursuant to a distribution agreement dated October 17, 1995. The Distributor has a two year business history but only a nine month history of selling this Fund's shares.

     The Distributor acts as the sole principal underwriter of the Fund's shares. Through a network established by the Distributor, the Fund's shares may also be sold through selected investment brokers and dealers. For a description of the Distributor's obligations to distribute the Fund's securities, see "The Investment Adviser, Distributor, Custodian and Transfer Agent - Distributor."

                        CALCULATION OF PERFORMANCE DATA

     Performance information for each Portfolio may appear in advertisements, sales literature, or reports to shareholders or prospective shareholders. Performance information in advertisements and sales literature may be expressed as total return on the applicable Portfolio.

     The average annual total return on such Portfolios represents an annualization of each Portfolio's total return ("T" in the formula below) over a particular period and is computed by finding the current percentage rate which will result in the ending redeemable value ("ERV" in the formula below) of a $1,000 payment/*/ ("P" in the formula below) made at the beginning of a one-, five-, or ten-year period, or for the period from the date of commencement of the Portfolio's operation, if shorter ("n" in the formula below). The following formula will be used to compute the average annual total return for the
Portfolio:

                              P (1 + T) /N/ = ERV

     In addition to the foregoing, each Portfolio may advertise its total return over different periods of time by means of aggregate, average, year-by-year, or other types of total return figures.

     The Navellier Aggressive Growth Portfolio had a total return of 30.63% for the six months ending June 30, 1996. Since the Mid Cap Growth Portfolio and the Aggressive Small Cap Portfolio are newly formed portfolios and therefore have no history of operation, no performance figures for these portfolios are included.

     Performance information for the Portfolios shall reflect only the performance of a hypothetical investment in the Portfolios during the particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the particular Portfolio, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

     Each Portfolio may, from time to time, include in advertisements containing total return the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services, or other services, as having the same investment objectives. The total return may also be used to compare the performance of the Portfolio against certain widely acknowledged outside standards or indices for stock and bond market performance. The Standard & Poor's Composite Index of 500 stocks ("S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included.

As summarized in the Prospectus under the heading "Performance and Yield," the total return of each Portfolio may be quoted in advertisements and sales literature.

                             FINANCIAL STATEMENTS


                Seed Audit and Independent Accountant's Report

                 June 30, 1996 Unaudited Financial Statement

REPORT OF INDEPENDENT AUDITORS


To the Board of Trustees and Shareholder of The Navellier Performance Funds

We have audited the statement of assets and liabilities of the Aggressive Growth Portfolio of the Navellier Performance Funds (the Fund) as of December 28, 1995. The financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on the financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities presents fairly, in all material respects, the financial position of the Aggressive Growth Portfolio of the Navellier Performance Funds as of December 28, 1995 in conformity with generally accepted accounting principles.


/s/ Deloitte & Touche LLP

Deloitte & Touche LLP
Washington, D.C.
December 29, 1995

                        THE NAVELLIER PERFORMANCE FUNDS

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 28, 1995

                                                              Navellier
                                                              Aggressive
                                                                Growth
                                                               Portfolio
                                                              ----------
          ASSETS
            Cash in Custodian Bank                             $100,000
            Deferred Organizational Expenses                    126,000
                                                               --------
              Total Assets                                      226,000
                                                               --------
          LIABILITIES
            Accrued Organizational Expenses                     126,000
                                                               --------
          NET ASSETS                                           $100,000
                                                               ========
          Shares Outstanding                                     10,000
                                                               ========
          Net Asset Value Per Share                              $10.00
                                                               ========

                       See Notes to Financial Statement.

                        THE NAVELLIER PERFORMANCE FUNDS

                         NOTES TO FINANCIAL STATEMENT

                               DECEMBER 28, 1995


1.  SIGNIFICANT ACCOUNTING POLICIES

The Navellier Performance Funds (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "Act") as an open-end investment company which offers its shares in a series of no-load non-diversified and diversified portfolios. The Fund presently consists of one portfolio, the Navellier Aggressive Growth Portfolio ("Portfolio"), a non-diversified open-end management portfolio. The following is a summary of significant accounting policies which the Fund follows:

    (a) Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the Counter securities are valued at the last sales price. If market quotations are not readily available, the Board of Trustees will value the Fund's securities in good faith. The Trustees will periodically review this method of valuation and recommend changes which may be necessary to assure that the Fund's instruments are valued at fair value.

    (b) Security transactions are recorded on the trade-date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions are computed on an identified cost basis.

    (c) Dividends from net investment income are declared and paid annually. Dividends are re-invested in additional shares unless shareholders request payment in cash. Net capital gains, if any, are distributed annually.

    (d) The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income to its shareholders. Therefore, no Federal income tax provision is required.

    (e) Organizational expenses of the Fund totaling $126,000 as of December 28, 1995 are being deferred and will be amortized over 60 months beginning with the public offering of shares. Any redemption by an initial investor during the amortization period will be reduced by a prorata portion of any of the unamortized organization expenses. Such proration is to be calculated by dividing the number of initial shares redeemed by the number of initial shares outstanding at the date of redemption.

2. INVESTMENT ADVISORY AND DISTRIBUTOR AGREEMENTS

   Investment advisory services are provided by Navellier Management, Inc. ("Adviser"). Under an agreement with the Adviser, the Fund pays a fee at the annual rate of 1.25% of the daily net assets of the Portfolio. The Adviser also receives an annual fee equal to 0.25% of the Fund's average daily net assets in connection with the rendering of services under the administrative services agreement and is reimbursed by the Fund for operating expenses incurred on behalf of the Fund. An officer and trustee of the Fund is also an officer and director of the Adviser.

   Navellier Securities Corp. acts as the Fund's Distributor (the "Distributor") and is registered as a broker-dealer under the Securities and Exchange Act of 1934. The Distributor, which is the principal underwriter of the Fund's shares, renders its services to the Fund pursuant to a distribution agreement. An officer and trustee of the Fund is also an officer and director of the Adviser.

3. TRANSFER AGENT AND CUSTODIAN

   Rushmore Trust and Savings, FSB, ("Rushmore Trust"), provides transfer agency, dividend disbursing and some shareholder services to the Fund. In addition, Rushmore Trust serves as custodian of the Fund's assets. Fees paid to Rushmore Trust are based upon a fee schedule approved by the Board of Trustees.

4. DISTRIBUTION PLAN

   The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act, whereby it reimburses the Distributor or others in an amount not to exceed 0.25% per annum of the average daily net assets of the Portfolio for expenses incurred in the promotion and distribution of shares of the Portfolio. These expenses include, but are not limited to, the printing of prospectuses, statements of additional information, and reports used for sales purposes, expenses of preparation of sale literature and related expenses (including Distributor personnel), advertisements and other distribution-related expenses, including a prorated portion of the Distributor's overhead expenses attributable to the distribution of such Portfolio Fund shares. Such payments are made monthly. The 12b-1 fee includes, in addition to promotional activities, the amount the Fund may pay to the Distributor or others as a service fee to reimburse such parties for personal services provided to shareholders of the Fund and/or the maintenance of shareholder accounts. Such Rule 12b-1 fees are made pursuant to the Plan and distribution agreements entered into between such service providers and the Distributor or the Fund directly.

                      JUNE 30, 1996 FINANCIAL STATEMENTS

June 30, 1996                                                                           NAVELLIER AGGRESSIVE GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                          PORTFOLIO OF INVESTMENTS
-----------------------------------------------------------       -----------------------------------------------------------
                                               Market Value                                                      Market Value
Shares                                             (Note 1)       Shares                                             (Note 1)
-----------------------------------------------------------       -----------------------------------------------------------
COMMON STOCKS                                                     COMMON STOCKS (CONTINUED)

ADVANCED MEDICAL DEVICES-5.27%                                    DIVERSIFIED TECHNOLOGY-6.70%
 167,300 BioSource International, Inc.*         $ 1,510,936         53,000 Computer Horizons Corp.*               $ 2,093,500
  60,000 Hologic, Inc.*                           2,655,000         65,500 Galileo Electro Optics Corp.*            1,572,000
                                                -----------         15,500 Quintiles Transactional Corp.*           1,019,125
                                                  4,165,936         18,000 Zoitek Companies, Inc.*                    616,500
                                                -----------                                                       -----------
ADVERTISING AND MARKETING-1.48%                                                                                     5,301,125
  45,000 Ha-Lo Industries, Inc.*                  1,170,000                                                       -----------
                                                -----------       EDUCATION-5.28%
AEROSPACE AND DEFENSE-1.49%                                         30,000 Apollo Group, Inc.*                        840,000
  40,000 Oregon Metallurgical Corp.*              1,180,000         84,000 Childrens Comprehensive Services*        1,806,000
                                                -----------         70,000 National Education Corp.*                  997,500
AGRICULTURE-1.44%                                                   30,000 Youth Services International, Inc.*        532,500
  27,000 Delta and Pine Land Co.                  1,140,750                                                       -----------
                                                -----------                                                         4,176,000
AIRLINES-0.31%                                                                                                    -----------
   8,950 Comair Holdings, Inc.                      241,650       ELECTRONICS-5.69%
                                                -----------        125,000 LaBarge, Inc.*                           1,148,438
APPAREL/FABRIC-2.70%                                               188,000 WPI Group, Inc.*                         1,833,000
  61,500 Ross Stores, Inc.                        2,137,125         84,000 Zytec*                                   1,522,500
                                                -----------                                                       -----------
BIOTECHNOLOGY-2.99%                                                                                                 4,503,938
 136,000 Prime Medical Service, Inc.*             2,363,000                                                       -----------
                                                -----------       ENGINEERING/DESIGN-0.21
CASINOS/GAMING-1.43%                                                15,000 IMP, Inc.*                                 168,750
  75,000 Casino Data Systems*                     1,134,375                                                       -----------
                                                -----------       ENVIRONMENTAL CONTROL/WASTE
CHEMICALS-0.10%                                                    MANAGEMENT-1.65%
   5,000 Ambar, Inc.*                                79,750         28,000 USA Waste Services, Inc.*                  839,500
                                                -----------         22,500 Watsco, Inc.                               472,500
COMPUTER HARDWARE-3.62%                                                                                           -----------
  30,000 Iomega Corp.*                              870,000                                                         1,302,000
  67,000 Meridian Data, Inc.*                       599,063                                                       -----------
  91,500 Odetics, Inc.*                           1,395,375       FINANCIAL SERVICES-7.82
                                                -----------         21,000 Money Store, Inc.                          464,625
                                                  2,864,438        150,000 PMT Services, Inc.*                      4,293,750
                                                -----------        10,000 Student Loan Marketing
COMPUTER SOFTWARE-3.76%                                                       Association                             740,000
  22,500 Brooktrout Technology, Inc.*               630,000         30,000 Total System Services, Inc.                686,250
  22,400 HBO and Co.                              1,517,600                                                       -----------
  10,000 Security Dynamics*                         822,500                                                         6,184,625
                                                -----------                                                       -----------
                                                  2,970,100       HEALTHCARE-3.80%
                                                -----------         42,450 ABR Information Services, Inc.*          2,133,112
COSMETICS/PERSONAL CARE-2.96%                                       10,000 Access Health, Inc.*                       472,500
  91,900 Natures Sunshine Products, Inc.          2,343,450                                                       -----------
                                                -----------                                                         2,605,612
DATA COMMUNICATIONS/NETWORKING-2.77%                                                                              -----------
  10,300 Ascend Communications, Inc.*               579,375       HOME CONSTRUCTION-0.82%
  40,000 Proxim, Inc.*                            1,610,000         28,000 Cavalier Homes, Inc.                       647,500
                                                -----------                                                       -----------
                                                  2,189,375       HOME FURNISHINGS-0.77%
                                                -----------         18,000 Bush Industries, Inc.                      612,000
                                                                                                                  -----------
-----------------------------------------------------------------------------------------------------------------------------

*Non-income producing.
See Notes to Financial Statements.

June 30, 1996                                                                                NAVELLIER AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)

----------------------------------------------------------              ----------------------------------------------------------
                                              Market Value                                                            Market Value
Shares                                            (Note 1)              Shares                                            (Note 1)
----------------------------------------------------------              ----------------------------------------------------------
COMMON STOCKS (continued)                                               COMMON STOCKS (continued)

Industrial and Commercial Services - 0.70%                              TEMPORARY STAFFING -- 1.84%
   15,000 Memtec Ltd.                         $    551,250                 53,500 AccuStaff, Inc.                     $  1,457,875
                                              ------------                                                            ------------
LODGING -- 0.62%                                                        TOYS -- 2.14%
   7,000 HFS, Inc.*                                490,000                 60,000 Galoob Lewis Toys, Inc.*               1,605,000
                                              ------------                                                            ------------
MEDICAL SUPPLIES -- 1.31%                                               TOTAL COMMON STOCKS -- 92.18%
   81,00 Orthologic Corp.*                       1,032,750                 (COST $70,909,920)                           72,904,549
                                              ------------                                                            ------------
OFFICE EQUIPMENT/SUPPLIES -- 3.24%                                      MUTUAL FUNDS -- 7.82%
   61,000 U.S. Office Products Co.*              2,562,000                 6,188,662 Fund for Government Investors
                                              ------------                    (Cost $6,188,662)                          6,188,662
OIL AND GAS EXPLORATION -- 0.77%                                                                                      ------------
   60,000 Marine Drilling Companies, Inc.*         607,500              TOTAL INVESTMENTS -- 100.00%
                                              ------------                 (COST $77,098,582)                         $ 79,093,211
PHARMACCUTICALS -- 5.67%                                                                                              ============
   50,000 Capstone Pharmacy Services, Inc.*        643,750
   85,800 Jones Medical Industries, Inc.         2,852,850
   50,000 PCT Services, Inc.*                      987,500
                                              ------------
                                                 4,484,100
                                              ------------
PRINTING/PAPER PRODUCTS -- 0.71%
   21,800 Day Runner, Inc.*                        564,075
                                              ------------
PRISON MANAGEMENT -- 1.77%
  20,000 Corrections Corp. of America*           1,400,000
                                              ------------
RETAILERS -- 0.99%
   26,000 Orchard Supply Hardware
      Stores Corp.*                                783,250
                                              ------------
SAVINGS AND LOANS -- 1.13%
   29,500 Imperial Credit Industries, Inc.*        892,375
                                              ------------
SEMICONDUCTORS AND RELATED -- 1.52%
   29,500 Vitesse Semiconductor Corp.            1,200,000
                                              ------------
TELECOMMUNICATIONS -- 6.16%
   179,800 ATC Communications, Inc.*             2,359,875
    20,000 Aspect Telecommunications Corp.*        990,000
    24,500 Pairgain Technologies, Inc.*          1,519,000
                                              ------------
                                                 4,868,875
                                              ------------
TELEPHONE SYSTEMS -- 1.05%
   16,000 Cincinnati Bell, Inc.                    834,000
                                              ------------


* Non-income producing.
See Notes to Financial Statements.

                    JUNE 30, 1996 FINANCIAL STATEMENTS



June 30, 1996                             Navellier Aggressive Growth Portfolio
-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

--------------------------------------------------------------------------------

Assets
  Securities at Value (Note 1, see portfolio for cost information.. $79,093,211
  Cash in Custodian Bank...........................................     139,877
  Receivable for Shares Sold.......................................   1,291,768
  Receivable for Securities Sold...................................     557,342
  Interest Receivable..............................................      24,607
  Dividends Receivable.............................................       6,208
  Unamortized Organizational Costs (Note 1)........................     113,190
                                                                    -----------
    Total Assets...................................................  81,226,203
                                                                    -----------
Liabilities
  Payable for Securities Purchased.................................     649,639
  Payable for Shares Redeemed......................................     116,195
  Investment Advisory Fee Payable (Note 2).........................      76,447
  Administrative Fee Payable (Note 2)..............................      15,289
  Distribution Plan Fee Payable (Note 4)...........................      15,289
  Other Payables and Accrued Expenses..............................      15,289
  Organizational Expenses Payable to Adviser (Note 1)..............     113,190
                                                                    -----------
    Total Liabilities..............................................   1,001,338
                                                                    -----------

Net Assets......................................................... $80,224,865
                                                                    -----------
Shares Outstanding.................................................   6,149,318
                                                                    -----------
Net Asset Value Per Share..........................................      $13.05
                                                                    ===========

--------------------------------------------------------------------------------
See Notes to Financial Statements.


For the Six Months Ended
June 30, 1996                             Navellier Aggressive Growth Portfolio
-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------

Investment Income
  Interest (Note 1)................................................  $   82,169
  Dividends (Note 1)...............................................      15,899
                                                                     ----------
    Total Investment Income........................................      98,068
                                                                     ----------
Expenses
  Investment Advisory Fee (Note 2).................................     167,709


  Administrative Fee (Note 2)......................................      33,542
  Distribution Plan Fees (Note 4)..................................      33,542
  Transfer Agent and Custodian Fee (Note 3)........................      28,668
  Trustees' Fees...................................................      15,000
  Organizational Expense (Note 1)..................................      12,600
  Insurance........................................................       8,125
  Printing.........................................................       7,160
  Registration Fees................................................       4,393
  Audit Fees.......................................................       4,250
  Other Expenses...................................................       2,923
                                                                     ----------
    Total Expenses.................................................     317,912
    Less Expenses Reimbursed by Investment Adviser (Note 2)........     (49,577)
                                                                     ----------
      Net Expenses.................................................     268,335
                                                                     ----------
Net Investment Loss................................................    (170,267)
                                                                     ----------
Net Realized Gain on Investment Transactions.......................       7,664
Net Change in Unrealized Appreciation of Investments...............   1,994,713
                                                                     ----------
Net Gains on Investments...........................................   2,002,377
                                                                     ----------
Net Increase in Net Assets Resulting from Operations...............  $1,832,110
                                                                     ==========
--------------------------------------------------------------------------------
See Notes to Financial Statements.


                                          Navellier Aggressive Growth Portfolio
-------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                   For the Six                For the
                                                                   Months Ended             Period Ended
                                                                   June 30, 1996          December 31, 1995*
                                                                   -------------          ------------------
From Investment Activities
  Net Investment Income (Loss)...................................  $   (170,267)             $        21
  Net Realized Gain on Investment Transactions...................         7,664                       --
  Net Change in Unrealized Appreciation (Depreciation)
    of Investments...............................................     1,994,713                      (84)
                                                                   ------------              -----------
    Net Increase (Decrease) in Net Assets Resulting
      from Operations............................................     1,832,110                      (63)
                                                                   ------------              -----------
Distributions to Shareholders
  From Net Investment Income.....................................            --                       --
  From Net Realized Capital Gains................................            --                       --
                                                                   ------------              -----------
    Total Distributions to Shareholders..........................            --                       --
                                                                   ------------              -----------
From Share Transactions
  Net Proceeds from Sales of Shares..............................    88,894,714                  200,000
  Reinvestment of Distributions..................................            --                       --
  Cost of Shares Redeemed........................................   (10,801,896)                      --
                                                                   ------------              -----------
    Net Increase in Net Assets Resulting from
      Share Transactions.........................................    78,092,818                  200,000
                                                                   ------------              -----------
      Total Increase in Net Assets...............................    79,924,928                  199,937

Net Assets--Beginning of Period..................................       299,937                  100,000
                                                                   ------------              -----------


Net Assets--End of Period........................................  $ 80,224,865              $   299,937
                                                                   ============              ===========


Shares
  Sold...........................................................     6,955,701                   20,020
  Issued in Reinvestment of Distributions........................            --                       --
  Redeemed.......................................................      (836,403)                      --
                                                                   ------------              -----------
    Net Increase in Shares.......................................     6,119,298                   20,020
                                                                   ============              ===========


--------------------------------------------------------------------------------
*From Commencement of Operations December 28, 1995.
See Notes to Financial Statements.





                                          Navellier Aggressive Growth Portfolio
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                   For the Six                For the
                                                                   Months Ended             Period Ended
                                                                   June 30, 1996          December 31, 1995*
                                                                   -------------          ------------------
Per Share Operating Performance:
  Net Asset Value--Beginning of Period...........................      $  9.99                 $  10.00
                                                                      --------                 --------
  Income from Investment Operations:
    Net Investment Income (Loss).................................       (0.081)                   0.002
    Net Realized and Unrealized Gains (Losses) on Securities.....        3.141                   (0.008)
                                                                      --------                 --------
      Total from Investment Operations...........................        3.060                   (0.006)
                                                                      --------                 --------
  Distributions to Shareholders:
    From Net Investment Income...................................           --                       --
    From Net Realized Capital Gains..............................           --                       --
                                                                      --------                 --------
      Total Distributions to Shareholders........................           --                       --
                                                                      --------                 --------
  Net Increase (Decrease) in Net Asset Value.....................         3.06                    (0.01)
                                                                      --------                 --------
  Net Asset Value--End of Period.................................     $  13.05                  $  9.99
                                                                      ========                 ========

Total Investment Return/A/.......................................        30.63 %                  (0.10) %


Ratios to Average Net Assets:
  Expenses After Reimbursement (Note 2)/B/.......................         2.00 %                   2.00 %
  Expenses Before Reimbursement (Note 2)/B/......................         2.37 %                  27.25 %
  Net Investment Income (Loss)/B/................................        (1.27)%                   2.59 %


Supplementary Data:
  Portfolio Turnover Rate........................................         33.2 %                     --
  Net Assets at End of Period (000's omitted)....................      $80.225                     $300
  Number of Shares Outstanding at End of Period (000's omitted)..        6.149                       30

---------

/A/Total returns for periods of less than one year are not annualized. /B/Annualized.

--------------------------------------------------------------------------------
*From Commencement of Operations December 28, 1995.
See Notes to Financial Statements.






June 30, 1996                             Navellier Aggressive Growth Portfolio
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies

    The Navellier Performance Funds (the "Fund") is registered with the Secu-rities and Exchange Commission under the Investment Company Act of 1940, as amended, (the "Act") as an open-end investment company which offers its shares in a series of no-load non-diversified portfolios. The Fund is authorized to issue an unlimited number of shares of capital stock with no slated par value. The Fund presently consists of one portfolio, the Navellier Aggressive Growth Portfolio (the "Portfolio"), a non diversified open-end management portfolio. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain esti-mates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies which the Fund follows:

       (a) Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. If market quotations are not readily available, the Board of Trustees will value the Fund's securities in good faith. The Trustees will periodically review this method of valuation and recommend changes which may be necessary to assume that the Fund's instru-ments are valued at fair value.

       (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions are computed on an identified cost basis.

       (c) Dividends from net investment income are declared and paid annually. Dividends are re-invested in additional shares unless shareholders request payment in cash. Net capital gains, if any, are distributed annually.

       (d) The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income to its shareholders. Therefore, no Federal income tax provision is required.

       (e) Organizational expenses of the Fund totaling $126,000 are being deferred and amortized over 60 months beginning with the public offering of shares. Any redemption by an initial investor during the amortization period will be reduced by a prorata portion of any of the unamortized organizational expenses. Such proration is to be calculated by dividing the number of initial shares redeemed by the number of initial shares outstanding at the date of redemption. At June 30, 1996, unamortized organizational costs were $113,190.


2. Investment Advisory Fees and Other Transactions with Affiliates

    Investment advisory services are provided by Navellier Management, Inc. ("the Adviser"). Under an agreement with the Adviser, the Fund pays a fee at the annual rate of 1.25% of the daily net assets of the Portfolio. The Adviser also receives an annual fee equal to 0.25% of the Fund's average daily net assets in connection with the rendering of services under the administrative services agreement and is reimbursed by the Fund for operating expenses incurred on behalf of the Fund. An officer and trustee of the Fund is also an officer and director of the Adviser.

    Under an agreement between the Fund and the Adviser related to payment of operating expenses, the Adviser has reserved the right to seek reimbursement for the past, present and future operating expenses of the Fund paid by the Adviser, at any time upon notice to the Fund. At December 31, 1995, the Adviser voluntarily agreed not to seek future reimbursement of all unreimbursed past expenses incurred on behalf of the Fund. During the period ended June 30, 1996, the Adviser paid operating expenses of the Fund totaling $83,119. Under the operating expense agreement, the Adviser requested, and the Fund reimbursed, $33,542 of such expenses. The Adviser voluntarily agreed not to seek future reimbursement of $49,577 of such 1996 expenses.





June 30, 1996                             Navellier Aggressive Growth Portfolio
-------------------------------------------------------------------------------


    Navellier Securities Corp. (the "Distributor") acts as the Fund's Distri-butor and is registered as a broker-dealer under the Securities and Exchange Act of 1934. The Distributor, which is the principal underwriter of the Fund's shares, renders its services to the Fund pursuant to a distribution agreement. An officer and trustee of the Fund is also an officer and director of the Distributor.


3. Transfer Agent and Custodian

    Rushmore Trust and Savings, FSB ("Rushmore Trust"), provides transfer agency, dividend disbursing and other shareholder services to the Fund. In addition, Rushmore Trust serves as custodian of the Fund's assets. Fees paid to Rushmore Trust are based upon a fee schedule approved by the Board of Trustees.

4. Distribution Plan

    The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule
12b-1 under the Act, whereby it reimburses the Distributor or others in an amount not to exceed 0.25% per annum of the average daily net assets of the Portfolio for expenses incurred in the promotion and distribution of shares of the Portfolio. These expenses include, but are not limited to, the printing of prospectuses, statements of additional information, and reports used for sales purposes, expenses of preparation of sales literature and related expenses (including Distributor personnel), advertisements and other distribution-related expenses, including a prorated portion of the Distributor's overhead expenses attributable to the distribution of shares. Such payments are made monthly. The 12b-1 fee includes, in addition to promotional activities, the amount the Fund may pay to the Distributor or others as a service fee to reimburse such parties for personal services provided to shareholders of the Fund and/or the maintenance of shareholder accounts. Such Rule 12b-1 fees are made pursuant to the Plan and distribution agreements entered into between such service providers and the Distributor or the Fund directly.


5. Securities Transactions

    For the period ended June 30, 1996, purchases of securities were $79,545,548 and sales of securities were $8,874,532. These totals exclude short-term securities.


6. Net Unrealized Appreciation/Depreciation of Investments

    As of June 30, 1996, net appreciation of investments for Federal income tax purposes was $1,480,820 of which $6,147,467 related to appreciated investments and $4,666,647 related to depreciated investments. At June 30, 1996, the cost of the Fund's securities for Federal income tax purposes was $77,612,391.

7. Net Assets

    At June 30, 1996, net assets consisted of the following:

   Paid-In-Capital                                                  $78,392,818
   Net Investment Loss                                                 (170,246)
   Accumulated Realized Gain on Investments                               7,664
   Net Unrealized Appreciation of Investments                         1,994,629
                                                                    -----------
   NET ASSETS                                                       $80,224,865
                                                                    ===========

                                    APPENDIX
                                    --------

A-1 AND P-1 COMMERCIAL PAPER RATINGS
------------------------------------

     Each of the Portfolios will invest only in commercial paper which, at the date of investment, is rated A-1 by Standard & Poor's Corporation ("S&P") or P-1 by Moody's Investors Services, Inc. ("Moody's"), or, if not rated, is issued or guaranteed by companies which at the date of investment have an outstanding debt issue rated AA or higher by Standard & Poor's or Aa or higher by Moody's.

     Commercial paper rated A-1 by S&P has the following characteristics: (1) liquidity ratios are adequate to meet cash requirements; (2) long-term senior debt is rated "A" or better; (3) the issuer has access to at least two additional channels of borrowing; (4) basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; (5) typically, the issuer's industry is well established and the issuer has a strong position within the industry; and (6) the reliability and quality of management are unquestioned.

     The rating P-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:
(1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationship which exists with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

                                       23